Filed with the Securities and Exchange Commission on February 27, 2009
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 280	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 282	☒
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609
Douglas G. Hess
Advisors Series Trust
777 East Wisconsin Avenue, 5th floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022
As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on February 28, 2009 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ____________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 280 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended October 31, 2008 for nine series of the Trust:  ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive International Equity Fund.

Domestic Equity Funds	ActivePassive Large Cap Growth Fund (APLGX) ActivePassive Large Cap Value Fund (APLVX) ActivePassive Small/Mid Cap Growth Fund (APMGX) ActivePassive Small/Mid Cap Value Fund (APMVX)
International Funds	ActivePassive International Equity Fund (APIEX) ActivePassive Emerging Markets Equity Fund (APERX) ActivePassive Global Bond Fund (APGLX)
Domestic Bond Funds	ActivePassive Intermediate Taxable Bond Fund (APTAX) ActivePassive Intermediate Municipal Bond Fund (APMUX)
(each, a “Fund” together, the “Funds” or “ActivePassive Funds”)

Each a series of
Advisors Series Trust

Prospectus
Class A Shares
February 28, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

This Prospectus sets forth basic information about the Funds that you should know before investing.

1

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This combined Prospectus describes the ActivePassive Funds, a separate series of Advisors Series Trust (the “Trust”). The ActivePassive Funds consists of nine separate Funds, each of which offers two classes of shares: Class A Shares and Class I Shares.

FundQuest Incorporated (the “Advisor”) is the investment advisor to the ActivePassive Funds and is located at One Winthrop Square, Boston, Massachusetts 02110. The ActivePassive Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series. This Prospectus discusses Class A Shares of the Funds.  Class I Shares are offered through a separate prospectus.

Risk Return Summary: Investments, Risks and Performance	4

Fees and Expenses	16

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	18

ActivePassive Large Cap Growth Fund	19

ActivePassive Large Cap Value Fund	21

ActivePassive Small/Mid Cap Growth Fund	22

ActivePassive Small/Mid Cap Value Fund	23

ActivePassive International Equity Fund	25

ActivePassive Emerging Markets Equity Fund	26

ActivePassive Global Bond Fund	27

ActivePassive Intermediate Taxable Bond Fund	29

ActivePassive Intermediate Municipal Bond Fund	30

Management of the Funds	39

Shareholder Information	49

Service Fees – Other Payments to Third Parties	61

Distributions and Taxes	61

Financial Highlights	64

In this Prospectus, “we” generally refers to the Advisor, but where appropriate, may refer to any of the sub-advisors or portfolio managers. “We” may also refer to the Funds’ other service providers.  “You” refers to the shareholder or potential investor.

The date of this Prospectus is February 28, 2009.

Please find the Funds’ Privacy Notice inside the back cover
of this Prospectus.

3

RISK RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Overview

The Funds are managed utilizing a unique blend of active and passive investment management methods.  Proprietary research is utilized to determine what the Advisor believes is an optimal ratio of both investment styles.  The Funds’ investment objectives are fundamental and cannot be changed without shareholder approval.

Both active and passive investments have their strengths and weaknesses.  Through extensive proprietary research, we have examined the benefits of active and passive investment management within each investment category.  Based on our research, we invest each Fund’s assets in what we believe is an optimal combination of active and passive investments using a combination of direct investments in equity or fixed income securities along with investments in mutual funds and exchange-traded funds.  Over time, the ratio allocated to active and passive management strategies will change within the Funds as the efficiency of the markets and manager skills in those categories change.

Investment Objectives, Principal Investment Strategies and Principal Risks

Below is a summary of each Fund’s investment objective, principal investment strategy and principal risks.  A more complete description follows this Risk Return Summary on individual Fund pages.

ActivePassive Large Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies  and in investment companies, such as mutual funds or exchange-traded funds (“ETFs”), which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Growth Style Investment and Sector Emphasis Risks.

ActivePassive Large Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Value Style Investment, REIT Securities and Sector Emphasis Risks.

4

ActivePassive Small/Mid Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of small and medium capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Growth Style Investment and Sector Emphasis Risks.

ActivePassive Small/Mid Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of small and medium capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Value Style Investment, REIT Securities and Sector Emphasis Risks.

ActivePassive International Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of non-U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

ActivePassive Emerging Markets Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East, and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

5

ActivePassive Global Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and foreign bonds (debt securities) and in investment companies, such as mutual funds or ETFs, which invest primarily in these debt securities.  The debt securities in which the Fund may invest may include investment grade U.S. and foreign corporate bonds and securities issued or guaranteed by the U.S. government or foreign governments, their agencies, or instrumentalities, and supranational organizations such as the World Bank.

Principal Risks:  Debt Securities, Foreign Investment and U.S. Government Obligations Risks.

ActivePassive Intermediate Taxable Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (debt securities) and in investment companies, such as mutual funds and ETFs which invest primarily in these debt securities.  The debt securities in which the Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than seven years.  The debt securities in which the Fund may invest may include investment grade corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Principal Risks:  Debt Securities, U.S. Government Obligations and Mortgage- and Asset-Backed Securities Risks.

ActivePassive Intermediate Municipal Bond Fund
Investment Objective: Income and capital appreciation.

Principal Investment Strategy: Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax or in registered investment companies, such as mutual funds or ETFs, that invest in municipal bonds.  The bonds in which the Fund may invest typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

Principal Risks:  Municipal Securities, Debt Securities and Tax Risks.

Performance

The following performance information indicates some of the risks of investing in the ActivePassive Funds.  The bar chart illustrates each Fund’s total return for the past calendar year.  The table illustrates each Fund’s average annual total return compared with the performance of broad-based market indices.  Calendar Year Returns in the bar chart do not reflect sales charges.  If they did, returns would be lower.  Average Annual Total Returns reflect applicable sales charges.  The Funds’ past performance, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.

6

ActivePassive Large Cap Growth Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 1.49% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Large Cap Growth Fund
Return Before Taxes	-42.78%	-42.78%
Return After Taxes on Distributions(1)	-42.78%	-42.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-27.80%	-27.80%
Russell 1000® Growth Index(3) (reflects no deduction for fees, expenses or taxes)	-38.44%	-38.44%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

7

ActivePassive Large Cap Value Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was -5.14% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -20.45% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Large Cap Value Fund
Return Before Taxes	-40.04%	-40.04%
Return After Taxes on Distributions(1)	-40.17%	-40.17%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-25.86%	-25.86%
Russell 1000® Value Index(3) (reflects no deduction for fees, expenses or taxes)	-36.85%	-36.85%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

8

ActivePassive Small/Mid Cap Growth Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 4.65% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -29.19% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Small/Mid Cap Growth Fund
Return Before Taxes	-49.56%	-49.56%
Return After Taxes on Distributions(1)	-49.56%	-49.56%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-32.21%	-32.21%
Russell 2500™ Growth Index(3) (reflects no deduction for fees, expenses or taxes)	-41.50%	-41.50%
Russell 2000® Growth Index(4) (reflects no deduction for fees, expenses or taxes)	-38.54%	-38.54%
Russell MidCap® Growth Index(5) (reflects no deduction for fees, expenses or taxes)	-44.32%	-44.32%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(4)
The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(5)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

9

ActivePassive Small/Mid Cap Value Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 2.81% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -25.25% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Small/Mid Cap Value Fund
Return Before Taxes	-41.78%	-41.78%
Return After Taxes on Distributions(1)	-41.85%	-41.85%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-27.06%	-27.06%
Russell 2500™ Value Index(3) (reflects no deduction for fees, expenses or taxes)	-31.99%	-31.99%
Russell 2000® Value Index(4) (reflects no deduction for fees, expenses or taxes)	-28.92%	-28.92%
Russell MidCap® Value Index(5) (reflects no deduction for fees, expenses or taxes)	-38.44%	-38.44%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe.  It includes those Russell 2500™ companies with lower price-to-book ratios and lower forecasted growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(4)
The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(5)
The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

10

ActivePassive International Equity Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was -1.68% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -19.12% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive International Equity Fund
Return Before Taxes	-43.76%	-43.76%
Return After Taxes on Distributions(1)	-43.89%	-43.89%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-28.26%	-28.26%
MSCI EAFE Index(3) (reflects no deduction for fees, expenses or taxes)	-45.09%	-45.09%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

11

ActivePassive Emerging Markets Equity Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 3.13% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -27.10% (quarter ended 9/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Emerging Markets Equity Fund
Return Before Taxes	-52.61%	-52.61%
Return After Taxes on Distributions(1)	-52.61%	-52.61%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-33.99%	-33.99%
MSCI Emerging Markets Index(3) (reflects no deduction for fees, expenses or taxes)	-54.48%	-54.48%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the global emerging markets. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

12

ActivePassive Global Bond Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 8.92% (quarter ended 3/31/2008) and the lowest return for a calendar quarter was -7.26% (quarter ended 9/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Global Bond Fund
Return Before Taxes	-6.65%	-6.65%
Return After Taxes on Distributions(1)	-7.98%	-7.98%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-4.31%	-4.31%
Merrill Lynch Global Broad Market Index(3) (reflects no deduction for fees, expenses or taxes)	4.51%	4.51%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

13

ActivePassive Intermediate Taxable Bond Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 4.93% (quarter ended 12/31/2008) and the lowest return for a calendar quarter was -1.68% (quarter ended 6/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Intermediate Taxable Bond Fund
Return Before Taxes	-1.30%	-1.30%
Return After Taxes on Distributions(1)	-2.33%	-2.33%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-0.87%	-0.87%
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.24%	5.24%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

14

ActivePassive Intermediate Municipal Bond Fund
Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 3.18% (quarter ended 12/31/2008) and the lowest return for a calendar quarter was -2.18% (quarter ended 9/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Intermediate Municipal Bond Fund
Return Before Taxes	-6.28%	-6.28%
Return After Taxes on Distributions(1)	-6.30%	-6.30%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-3.40%	-3.40%
Barclays Capital U.S. Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	-2.47%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Barclays Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

15

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds.  This table describes the fees and expenses you may pay if you buy and hold shares of the Funds.  In addition to the fees and expenses shown below, it is important to note that the Funds are available to investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors to which the Advisor provides advisory services.  Participants in these programs incur additional fees and expenses from these programs for their services.

Class A Shares
	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity
Shareholder Fees(1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)(2)	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum deferred sales charge (load)	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption Fee(3)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%	0.75%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses(4)	8.29%	7.14%	3.73%	3.87%	2.77%
Acquired Fund Fees and Expenses(5)	0.06%	0.07%	0.05%	0.06%	0.17%
Total Annual Fund Operating Expenses	9.45%	8.31%	4.93%	5.08%	4.09%
Fee Reduction/Waiver or Reimbursement(6)	(8.09%)	(7.04%)	(3.38%)	(3.62%)	(2.62%)
Net Annual Fund Operating Expenses	1.36%	1.27%	1.55%	1.46%	1.47%

16

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	Intermediate Municipal Bond
Shareholder Fees(1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)(2)	5.75%	5.75%	5.75%	5.75%
Maximum deferred sales charge (load)	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None

Redemption Fee(3)	1.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.95%	0.75%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%
Other Expenses(4)	4.60%	7.58%	3.47%	2.72%
Acquired Fund Fees and Expenses(5)	0.02%	0.48%	0.06%	0.13%
Total Annual Fund Operating Expenses	5.92%	9.16%	4.48%	3.80%
Fee Reduction/Waiver or Reimbursement(6)	(4.30%)	(7.48%)	(3.42%)	(2.67%)
Net Annual Fund Operating Expenses	1.62%	1.68%	1.06%	1.13%

(1)
You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Please note that these fees are subject to change.

(2)	This sales charge is waived for investors purchasing shares through the Advisor’s wrap program.
(3)
The redemption fee applies only to those shares that have been held five days or less. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(4)	Other Expenses includes custodian, transfer agency and other customary Fund expenses and are based on actual amounts incurred during each Fund’s most recent fiscal year.
(5)
The Funds are required to disclose “Acquired Fund Fees and Expenses” (“AFFE”) in the above fee table.  AFFE are indirect fees that the Funds incur from investing in the shares of other mutual funds or ETFs (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  The Total Annual Fund Operating Expenses in the table do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waivers found in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Funds and does not include AFFE.

(6)
The Advisor has contractually agreed to waive its management fee or pay expenses of the Funds to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed the amounts set forth in this Prospectus under  the heading “Fund Expenses” (the “Expense Cap”).  Each Fund’s Expense Cap will remain in effect indefinitely and may be terminated only by the Trust’s Board of Trustees’ (the “Board”).  The Advisor may request recoupment of previously waived and paid fees and expenses from each respective Fund for three years from the date they were waived or paid provided that any such recoupment during any fiscal year will not cause the Fund’s Net Annual Fund Operating Expenses to exceed the Expense Cap.  Any such recoupment is subject to the Board’s review and approval.  Any application or waiver of management fees or payment of Fund expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

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Example
The examples below are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in a Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Funds’ operating expenses remain the same.  Please note that the figures below are based on the Funds’ net expenses after giving effect to the Expense Caps described above, but including AFFE.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity

One Year	$ 706	$ 697	$ 724	$ 715	$ 716
Three Years	$ 981	$ 955	$1,036	$1,010	$1,013
Five Years	$1,277	$1,232	$1,371	$1,327	$1,332
Ten Years	$2,116	$2,021	$2,314	$2,221	$2,231

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	Intermediate Municipal Bond

One Year	$ 730	$ 736	$ 677	$ 684
Three Years	$1,057	$1,074	$ 893	$ 913
Five Years	$1,406	$1,435	$1,126	$1,161
Ten Years	$2,386	$2,448	$1,795	$1,871

The example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

MANAGEMENT STYLE

Following this page are detailed descriptions for each Fund explaining how each Fund is managed.  Each Fund has its own distinct investment objective, strategy and risks.  As the Advisor, we are responsible for constructing and monitoring the asset allocation and portfolio strategy for each Fund.  Each Fund invests in securities consistent with the Fund’s investment objective and strategy.  The potential risks and returns of each Fund varies with the degree to which the Fund invests in a particular market segment or asset class.

We use proprietary research to determine an optimal ratio of actively versus passively managed investments used within each Fund.  For the actively managed portions of each Fund, we have hired skilled sub-advisors to provide their recommendations regarding which securities to include in a Fund or selected actively managed mutual funds that have shown expertise in a given strategy.  For the passive investments, we may use ETFs and/or passively managed mutual funds that replicate an index’s exposure in a cost efficient manner.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  Following a passive management approach, portfolio managers do not make decisions about which securities to buy and sell; they simply apply a methodology to replicate a particular stock or bond market index.  Each Fund intends to have a portion of its assets allocated toward passive investments in ETFs and/or passively managed mutual funds which in turn track various indices.

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We believe that both active and passive investment strategies have their strengths and weaknesses.  Our extensive proprietary research allows us to examine the benefits of active and passive investment management within each investment category.  By examining active versus passive investments for each asset category over multiple time periods, we can better understand in which categories active management has been more successful and in which categories passive investing has been beneficial.  We specifically look at manager success rate for outperforming benchmarks in each category and the extent of that success.  Traditional and real alpha measures are used over multiple time periods to determine where active management has added to performance.  We will adjust a Fund’s asset allocation between passive and active management styles accordingly.  Therefore, we will regularly review the ratio allocated to active versus passive management and will change the allocation within the Funds as the efficiency of the markets and manager skills in those categories change.

Because the Funds may invest in one or more underlying funds (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying funds.

OTHER INVESTMENTS

Each Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so.  During these periods, the Fund may not achieve its investment objective.

ACTIVEPASSIVE LARGE CAP GROWTH FUND

Investment Objective
The ActivePassive Large Cap Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Large Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.4 billion to $469 billion.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

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The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired Transamerica Investment Management, LLC to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or are likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

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•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Stock Market Risk

ACTIVEPASSIVE LARGE CAP VALUE FUND

Investment Objective
The ActivePassive Large Cap Value Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Large Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.4 billion to $469 billion.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired C.S. McKee, L.P. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;

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•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Issuer Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Stock Market Risk
•	Value Style Investment Risk

ACTIVEPASSIVE SMALL/MID CAP GROWTH FUND

Investment Objective
The ActivePassive Small/Mid Cap Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Small/Mid Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2000® Growth Index and Russell Midcap® Growth Index, respectively.  As of the most recent reconstitution, companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index have market capitalizations ranging from $167 million to $3 billion and from $1 billion to $19 billion, respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that the Advisor or Sub-Advisor believe have the potential for growth and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2000® Growth and the Russell Midcap® Growth Indices.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that the Advisor or Sub-Advisor determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

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The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Ashfield Capital Partners, LLC to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  The Advisor or Sub-Advisor may choose to sell a security when either believes the security no longer offers attractive growth prospects or when the Advisor or Sub-Advisor wish to take advantage of a better investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk

ACTIVEPASSIVE SMALL/MID CAP VALUE FUND

Investment Objective
The ActivePassive Small/Mid Cap Value Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Small/Mid Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities. The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2000® Value Index and the Russell Midcap® Value Index, respectively.  As of the most recent reconstitution, companies in the Russell 2000® Value Index and the Russell Midcap® Value Index have market capitalizations ranging from $167 million to $3 billion and from $1 billion to $19 billion, respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2000® Value and Russell Midcap® Value Indices.

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The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Riazzi Asset Management, LLC to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

24

•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

ACTIVEPASSIVE INTERNATIONAL EQUITY FUND

Investment Objective
The ActivePassive International Equity Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive International Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund’s investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The Fund may invest in well established companies of any size.  The Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.  The Fund focuses on countries whose economic and political systems appear more stable and are believed to provide some protection to shareholders.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Invesco Aim Advisors, Inc. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing.  Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheet;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or strong potential for steady growth.

25

Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors.  After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

ACTIVEPASSIVE EMERGING MARKETS EQUITY FUND

Investment Objective
The ActivePassive Emerging Markets Equity Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Emerging Markets Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund’s investments may include direct investments in common stocks, preferred stocks of companies in emerging markets or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  The Fund may invest in companies of any size.

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The Advisor generally allocates between 50% and 95% of the Fund’s net assets to active management and between 5% and 50% of the Fund’s net assets for passive management.  The Advisor has hired Hansberger Global Investors, Inc. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting securities for the Fund, we perform an analysis of companies in light of a macro analysis of political, economic, and financial health of each of the countries to identify companies with quality management, strong finances and established market positions across various sectors and industries in emerging markets.

After reviewing the analysis of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

We may choose to sell a holding or reduce a country weighting when we observe deterioration in the macroeconomic outlook of that country.  We may also choose to sell portfolio securities due to over-valuation by the market relative to our estimated fair price, deterioration in industry trends (such as falling prices), or decline in competitiveness.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Regional Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

ACTIVEPASSIVE GLOBAL BOND FUND

Investment Objective
The ActivePassive Global Bond Fund’s investment objectives are income and capital appreciation.

27

Principal Investment Strategies
Under normal conditions, the ActivePassive Global Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and foreign bonds (debt securities) or in mutual funds or ETFs that invest primarily in those debt securities.  The Fund’s investments in debt securities may include direct investments in investment and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may invest in unrated bonds, which we consider to be of comparable quality.  Debt securities held by the Fund may have any remaining maturity.  The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 50% and 95% of the Fund’s net assets for active management  and between 5% and 50% of the Fund’s net assets for passive management.  With respect to the assets allocated for active management, the Advisor invests in various fixed income mutual funds (“underlying funds).

In selecting global fixed-income investments for the Fund, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks.  We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by underlying funds, in addition to indirectly bearing the principal risks of the underlying funds.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	U.S. Government Obligations Risk

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ACTIVEPASSIVE INTERMEDIATE TAXABLE BOND FUND

Investment Objective
The ActivePassive Intermediate Taxable Bond Fund’s investment objectives are income and capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Intermediate Taxable Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade bonds (debt securities) or in mutual funds or ETFs that invest primarily in those debt securities.  The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.  The Fund’s investments consist primarily of direct investments in investment grade corporate bonds, mortgage-related and other asset-backed securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).

The Advisor generally allocates between 30% and 70% of the Fund’s net assets for active management and between 30% and 70% of the Fund’s net assets for passive management.  The Advisor has hired Sage Advisory Services, Ltd. Co. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Mortgage- and Asset-Backed Securities Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	U.S. Government Obligations Risk

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ACTIVEPASSIVE INTERMEDIATE MUNICIPAL BOND FUND

Investment Objective
The ActivePassive Intermediate Municipal Bond Fund’s investment objectives are income and capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Intermediate Municipal Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily exempt from federal alternative minimum tax (AMT), or in mutual funds or ETFs that invest primarily in those debt securities.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may buy non-rated municipal bonds if we assess them to be investment grade.  The bonds in which the Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

The Fund considers, among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income.  The Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may sell a security if we find one we believe is more attractive for our portfolios on an after-tax, after-transaction cost basis. We may also sell a security to replace it with one that presents a better value or risk/reward profile.

The Advisor has hired Gannett, Welsh & Kotler, LLC to provide its expertise regarding the securities in which the Fund should directly invest for the Fund’s actively managed portion.  The Advisor generally allocates from 20% to 60% of the Fund’s net assets to the sub-advisor for active management and from 40% to 80% of the Fund’s net assets for passive management.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

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•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Municipal Securities Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Tax Risk

DESCRIPTION OF PRINCIPAL RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  The factors that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.”  The principal risks for each Fund are identified on the individual Fund pages and are described below.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk.  Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Emerging Markets Risk
Countries with emerging markets include, but are not limited to, the following: (1) countries included in the MSCI Emerging Markets Index; and (2) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).  Markets in these countries may be under-capitalized, have less developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities:  (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country.  Emerging markets securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to certain economic changes.  For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.  Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors.  Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

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ETF Trading Risk
Each Fund may invest a significant portion of its assets in ETFs.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike open-end investment companies.

Foreign Investment Risk
Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

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Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

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Liquidity Risk	A security may not be sold at the time desired or without adversely affecting the price.
Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities. Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of the Funds.

Mortgage- and Asset- Backed Securities Risk
Mortgage- and Asset-Backed securities risk includes Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

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Newer Fund Risk
There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  The Board can liquidate the Funds without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversification Risk
Each of the Funds is a non-diversified fund for securities law purposes.  Because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)  However, the diversification rules discussed in the Statement of Additional Information will apply.

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Regional Risk
The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a fund without a regional focus.

REIT Securities Risk
Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on the performance of the portfolio investments of the REIT in real estate and/or mortgages. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any permissible sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money secured by real property or interests in real property and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended and by special tax rules that apply to certain investments in securitized pools of mortgages.

Sector Emphasis Risk
Investing a substantial portion of a Fund’s assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Stock Market Risk
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).  The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Funds.

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Tax Risk
A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect a fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

U.S. Government Obligations Risk
Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.  If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.  U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

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Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Turnover

A Fund’s annual portfolio turnover rate indicates changes in portfolio investments.  We will sell a security when appropriate and consistent with a Fund’s investment objectives and policies regardless of the effect on the Fund’s portfolio turnover rate; it is not expected that the Funds will regularly have a high rate of portfolio turnover.  A high rate of portfolio turnover is 100% or more.

Please note that buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized capital gains.  Frequent buying and selling of securities could result in the distribution of short-term capital gains to shareholders which are taxed at higher ordinary income tax rates.

Temporary Defensive Positions

Each of the Funds may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments in response to adverse market, economic or political conditions, or when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares.  This may result in the Fund not achieving its investment objectives and the Fund’s performance may be negatively affected as a result.  To the extent that a Fund uses a money market mutual fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

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Portfolio Holdings Information

The Funds’ portfolio holdings will be disclosed quarterly within 60 days of the end of each fiscal period in the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  Each of these documents can be found on the SEC’s website at www.sec.gov when available.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

The Advisor

FundQuest Incorporated is the investment advisor to the Funds.  The Advisor is located at One Winthrop Square, Boston, Massachusetts 02110.  The Advisor is wholly owned by Paribas North America and is a subsidiary of BNP Paribas SA, a publicly owned limited liability banking institution organized in France.  The Advisor currently manages and administers assets of approximately $11 billion for individual and institutional investors.  The Advisor provides day-to-day portfolio management services to each of the Funds including advice on buying and selling securities.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board: (i) sets each Fund’s overall investment strategies; (ii) evaluates, selects and recommends sub-advisors, mutual funds and ETFs in which to invest the Fund’s assets; (iii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors and investment companies; (iv) monitors and evaluates the performance of sub-advisors and investment companies, including their compliance with the investment objectives, policies and restrictions of the Funds; and (v) implements procedures to ensure that the sub-advisors and investment companies comply with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisors and investment companies and recommends their hiring, termination and replacement.

For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund, Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	0.60%

For the fiscal year ended October 31, 2008, the Advisor waived all of its management fees.

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A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor and the sub-advisory agreements with the sub-advisors is available in the Funds’ shareholder report for the fiscal period ended April 30, 2008.

Portfolio Managers

Timothy Clift is the Advisor’s Chief Investment Officer and is the lead portfolio manager of all of the Funds.  Mr. Clift joined the Advisor in 1994.  Mr. Clift has overall responsibility for the Advisor’s investment management programs for separately managed accounts, mutual funds, alternative investments, ETFs and annuities.  As Chairman of the Investment Committee, Mr. Clift leads a team of analysts and portfolio managers that produce the Advisor’s research and portfolio recommendations for all client programs.  Mr. Clift has over 18 years of industry and investment management experience.  Mr. Clift earned his BA in Economics from Allegheny College and his MBA from Boston University.

Gregory Classen, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Mr. Classen joined the Advisor in 1998 and covers mutual funds, ETFs, variable annuities and offshore funds.  Mr. Classen has ten years of industry and investment management experience.  Mr. Classen earned his BA in Economics from Williams College.  He is a Chartered Financial Analyst (CFA) charterholder.

Daphne Gu, CFA is an Analyst and a member of the Investment Committee.  She co-manages the ActivePassive Global Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Prior to joining the Advisor in 2007, she worked for Textron, Inc. in the United States, Europe and Asia from 1998 through 2007 in the areas of business, financial and international market analysis.  Ms. Gu has 12 years of financial experience.  Ms. Gu is a member of the Boston Security Analysts Society.  She received her BS in English for Science and Technology from Shanghai JiaoTong University in Shanghai, China and her MBA from Nanyang Technological University in Singapore.  She also received an MS in Finance from Boston College.  She is a Chartered Financial Analyst (CFA) charterholder.

Jane Li, CFA is Manager, Investment Management and Research and a member of the Investment Committee.  She co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Ms. Li joined the Advisor in 2000 and is the Portfolio Manager for the FundQuest Large Core Equity separate account strategy.  She also performs research on mutual funds, ETFs, and alternative investments.  Ms. Li has 14 years of industry and investment management experience.  Ms. Li received her BA in Economics from Fudan University, an MA in Economics from the University of New Hampshire, and an MS in Finance from the Boston College Carroll School of Management.  She is a Chartered Financial Analyst (CFA) charterholder and a Chartered Alternative Analyst Association (CAIA) Level II candidate.

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Frank Wei, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Mr. Wei joined the Advisor in 2001.  Mr. Wei covers separately managed accounts, due diligence and monitoring of investment managers.  Mr. Wei has 12 years of industry and investment management experience.  Mr. Wei received his BS in Economics from East China Normal University and an MBA from the Leonard N. Stern School of Business at New York University.  He is a Chartered Financial Analyst (CFA) charterholder.

Matthew Whitbread, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Intermediate Taxable Bond Fund.  He also covers mutual funds, exchange-traded funds, offshore funds and alternative investments.  Prior to joining the Advisor in 2008, he was a Senior Portfolio Analyst at Pyramis Global Advisors for 2006 through 2008 and an Equity Research Associate at MFS Investment Management from 2002 through 2008.  He has 8 years of industry and investment management experience.  Mr. Whitbread received his BS in Economics and Finance from the Boston College Carroll School of Management.  He is a Chartered Financial Analyst (CFA) charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Multi-Manager Arrangement

The Board has adopted a “multi-manager” arrangement for the Funds.  Under this arrangement, each of the Funds and the Advisor may engage one or more sub-advisors to make day-to-day investment decisions for a portion of each Fund’s assets.  The Advisor retains ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisors and may, at times, recommend to the Board that a Fund: (1) change, add or terminate one or more sub-advisors; (2) continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-advisor.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action.  Under the “multi-manager” arrangement approved by the Board, the Funds and the Advisor requested and received exemptive relief from the SEC permitting the Advisor (subject to the Board’s oversight and approval) to make decisions about each Fund’s sub-advisory arrangements without obtaining shareholder approval.  Within 90 days of employing a new sub-advisor, shareholders will receive details in the form of an information statement.

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The Sub-Advisors and Portfolio Managers

The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the actively managed portion of the respective Funds.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Ashfield Capital Partners, LLC, 750 Battery Street, Suite 600, San Francisco, California 94111, is the sub-advisor for the ActivePassive Small/Mid Cap Growth Fund.  Ashfield Capital Partners, LLC (“ACP”) is partially owned by Ashfield & Co., Inc. a registered investment advisor, and by Old Mutual (US) Holdings, Inc.  ACP is a registered investment advisor under the Investment Advisers Act of 1940 and provides portfolio management for clients of specific wrap or other financial intermediary programs sponsored by non-affiliated companies in the financial services industry.  ACP also provides portfolio management for clients who are interested in separate accounts that are managed individually as well as investment advisory services to educational institutions, family offices, private foundations, partnerships and Irish authorized collective investment schemes.

•	Peter A. Johnson, Co-Portfolio Manager/Analyst
Peter A. Johnson serves as Portfolio Manager/Analyst for Ashfield Capital Partners, LLC.  He joined Ashfield & Co., Inc. in 1994, he served as vice president and portfolio manager at Harris Bretall Sullivan & Smith, Inc., and held the position of vice president and portfolio manager at Loomis, Sayles & Co., overseeing both institutional and taxable accounts.  Mr. Johnson began his career at Wells Fargo Bank as a management trainee and, later, Pension Trust Officer.  He earned a B.A. from the University of Oregon.

•	Bradley J. Fretz, Co-Portfolio Manager/Analyst
Bradley J. Fretz serves as Portfolio Manager/Analyst for Ashfield Capital Partners, LLC.  He joined Ashfield & Co., in 1989.  Prior to joining Ashfield & Co., he held the position of first vice president and director of Investment Manager Evaluation Services Division of Shearson Lehman Hutton.  Prior to that, Mr. Fretz was responsible for institutional product development at The Vanguard Group and also served as a consultant at both Johnson & Higgins and Aetna Life & Casualty.  Mr. Fretz received a B.A. from Washington & Lee University and an M.B.A. from The Wharton School, University of Pennsylvania.

C.S. McKee, L.P., One Gateway Center, Pittsburgh, Pennsylvania 15222, is the sub-advisor for the ActivePassive Large Cap Value Fund.  C.S. McKee, L.P. is a registered investment advisor under the Investment Advisers Act of 1940 and manages pension funds, profit-sharing plans, reserve funds, endowments and other financial assets for municipalities, unions, corporations, foundations, hospitals, schools, religious organizations and other institutions.

•	Gregory M. Melvin, Executive Vice President, Chief Investment Officer
Gregory M. Melvin serves as chairman of the investment policy committee.  He joined C.S. McKee in 2000 and prior to that he was president and chief investment officer of Dartmouth Capital Advisors, Inc., an investment management firm that he founded in 1995.  Prior to that, he served as vice president and senior portfolio manager at Federated Investors for 15 years.  He holds an M.B.A. degree in finance from Harvard Business School and a bachelor’s degree from Dartmouth College.  He is a Chartered Financial Analyst (CFA) charterholder and a certified financial planner.

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•	Robert A. McGee, Senior Vice President, Portfolio Manager, Equities
Robert A. McGee is responsible for the management of core and value equity portfolios.  He joined C.S. McKee in 2000 and prior to that he was president and chief investment officer of the First Commonwealth Trust Company from 1996 to 2000.  He holds an M.B.A. degree from Carnegie-Mellon University’s Graduate School of Industrial Administration and a bachelor’s degree in finance from Indiana University of Pennsylvania.  He is a Chartered Financial Analyst (CFA) charterholder.

•	William J. Andrews, Senior Vice President, Portfolio Manager, Equity
William J. Andrews is responsible for research and investment decisions in particular market sectors in addition to his portfolio management duties.  He joined C.S. McKee in 1983 and prior to that he served as an investment officer in the trust department of Mellon Bank for six years.  He holds an M.B.A. degree in finance and accounting and a bachelor’s degree in mathematics from the University of Pittsburgh.  He is a Chartered Financial Analyst (CFA) charterholder and a graduate of the Pennsylvania Bankers Association Trust School.

•	Suda Vatsan, Vice President, Portfolio Manager
Suda Vatsan is responsible for equity research and quantitative analysis.  She joined C.S. McKee in 1999 and prior to that she worked as a consultant.  She holds an M.B.A. degree in finance and marketing from Temple University.  She also holds a master’s degree in statistics from John Hopkins University and a master’s degree in physiology from Madras University, India.

•	Christy S. Kosakowsky, Vice President, Portfolio Manager and Equity Analyst
Christy S. Kosakowsky is responsible for equity research and account management.  She joined C.S. McKee in 1994 and has previously served as manager of trading, assistant trader and statistical research assistant and prior to joining the firm, she was a legal assistant for litigation at a major Pittsburgh-based multi-national corporation.  She holds an M.B.A. degree in finance from Duquesne University and a bachelor’s degree in economics from Pennsylvania State University.  She is a Chartered Financial Analyst (CFA) charterholder.

Gannett, Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116, is the sub-advisor for the ActivePassive Intermediate Municipal Bond Fund.  Gannett, Welsh & Kotler, LLC (“GW&K”) is a subsidiary of Affiliated Managers Group, Inc.  GW&K is a registered investment advisor under the Investment Advisers Act of 1940 that provides investment advisory services to high net worth individuals and institutions.

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•	Nancy Angell, CFA, Senior Vice President, Portfolio Manager
Nancy Angell is jointly responsible for managing the ActivePassive Intermediate Municipal Bond Fund. Ms. Angell is Co-Head of Fixed Income for GW&K.  She is a portfolio manager for the Municipal Bond Strategies, and a member of the firm’s Executive and Investment Committees.  She joined the firm in 1984 after graduating from Duke University.  Ms. Angell received her MBA with high honors in Finance from Boston University in 1989.  She is a Chartered Financial Analyst (CFA) charterholder.

•	John Fox, CFA, Senior Vice President, Portfolio Manager
John Fox is jointly responsible for managing the ActivePassive Intermediate Municipal Bond Fund.  Mr. Fox is Co-Head of Fixed Income for GW&K.  He is a portfolio manager for the Municipal Bond Strategies and is a member of the firm’s Executive and Investment Committees.  He joined the firm in 1990 after graduating from Boston College.  Mr. Fox received his MBA from Boston University.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Martin Tourigny, CFA, Vice President, Portfolio Manager
Martin Tourigny is jointly responsible for managing the ActivePassive Intermediate Municipal Bond Fund.  Mr. Tourigny is a municipal bond portfolio manager for GW&K, and a member of the firm’s Executive and Investment Committees.  Prior to joining GW&K in 1994, he was employed by Mutual Fund Services Company as a senior fund accountant.  Mr. Tourigny received his BA in Economics from Boston College and his master’s in International Economics from Suffolk University in 2002.  He is a Chartered Financial Analyst (CFA) charterholder.

Hansberger Global Investors, Inc., 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, is the sub-advisor for the ActivePassive Emerging Markets Equity Fund.  Hansberger Global Investors, Inc. (“HGI”) is an affiliate of NATIXIS Global Asset Management and is a registered investment advisor under the Investment Advisers Act of 1940. HGI offers investment advisory services to a broad range of institutional investors, including corporate, public sector, jointly trusteed, mutual funds, foundations and endowments.

•	Francisco Alzuru, Managing Director-Latin America, Associate Director of Developed Markets Research
Francisco Alzuru is jointly responsible for managing the ActivePassive Emerging Markets Equity Fund.  Mr. Alzuru serves as a Portfolio Manager and Senior Research Analyst.  Mr. Alzuru joined HGI in 1994; from 1990 to 1994, Mr. Alzuru was Vice President and Senior Research Analyst at Vestcorp Partners, a Latin American-based investment bank, where he served as its Latin America analyst.  He is a Chartered Financial Analyst (CFA) charterholder.

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•	Aureole L.W. Foong, Managing Director-for Emerging Markets
Aureole Foong is jointly responsible for managing the ActivePassive Emerging Markets Equity Fund.  Mr. Foong joined HGI in 1997; before that he was a Director of Peregrine Asset Management, where he was a portfolio manager responsible for several mutual funds and private accounts investing in regional Asian markets.

•	Victoria Gretsky, Senior Vice President of Research
Victoria Gretsky is jointly responsible for managing the ActivePassive Emerging Markets Equity Fund.  Ms. Gretsky also serves as a Research Analyst at HGI.  Ms. Gretsky joined HGI in 1996; prior to that Ms. Gretsky was a research analyst for Optimum Consulting, a Russian-based firm which specialized in restructuring companies during privatization.

Invesco Aim Advisors, Inc., (“Invesco Aim”) 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the sub-advisor for the ActivePassive International Equity Fund.  Invesco Aim has acted as an investment advisor since its organization in 1976.  Today, Invesco Aim, together with its subsidiaries, advises or manages over 225 investment portfolios encompassing a broad range of investment objectives.  Invesco Aim is an indirect wholly owned subsidiary of Invesco Ltd. (“Invesco”).  Invesco and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund business in the United States, Europe and the Pacific Region.

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Clas Olsson, (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1994.

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Barrett Sides, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America) Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1997.

•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 2000.

•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1996.

Riazzi Asset Management, LLC, 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, is the sub-advisor for the ActivePassive Small/Mid Cap Value Fund.  Riazzi Asset Management, LLC (“RAM”) is a registered investment advisor under the Investment Advisers Act of 1940.  RAM was formed in June 2007 and provides investment advisory services to high net worth individuals, investment companies, pension and profit sharing plans, charitable organizations and corporations.

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•
Michelle E. Stevens, CFA, Principal, Portfolio Manager Prior to joining RAM on October 1, 2008, Michelle E. Stevens served as Principal, Managing Director and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC and has 15 years of industry experience.  Ms. Stevens has managed mutual funds, sub-advised funds and institutional separate accounts in the Small and Small/Mid (SMID) Value Equity disciplines.  Prior to joining Transamerica Investment Management, LLC in 2001, Ms. Stevens served as Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.  She holds an M.B.A. from the University of Cincinnati and received her B.A. in Economics from Wittenberg University.  Ms. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sage Advisory Services, Ltd. Co., 5900 Southwest Parkway, Building One, Suite 100, Austin, Texas 78735, is the sub-advisor for the ActivePassive Intermediate Taxable Bond Fund.  Sage Advisory Services, Ltd. Co. is a registered investment advisor under the Investment Advisers Act of 1940 specializing in fixed income, balanced and ETF equity investment management for insurance companies and other financial institutions; Taft-Hartley organizations, endowments/foundations, corporations, defined benefit plans, healthcare institutions, family offices and high net worth individuals.

•	Mark MacQueen, Co-Founder/Executive Vice President/Director, Fixed Income Management; Member of Investment Committee
Mark MacQueen is jointly responsible for managing the ActivePassive Intermediate Taxable Bond Fund.  Mr. MacQueen founded Sage Advisory Services, Ltd. Co. in 1996 and has over 25 years of domestic and international portfolio management and institutional securities trading experience.

•	Thomas H. Urano, CFA, Vice President, Portfolio Management; Principal and Member of Investment Committee
Thomas Urano is jointly responsible for managing the ActivePassive Intermediate Taxable Bond Fund.  Mr. Urano joined Sage Advisory Services, Ltd. Co. in 2003.  Prior to joining Sage Advisory Services, Ltd. Co., Mr. Urano served as a vice president for Fixed Income with Credit Suisse Asset Management and has over ten years of investment-related experience.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Robert D. Williams, CFA, Director of Research; Principal and Member of Investment Committee
Robert D. Williams is jointly responsible for managing the ActivePassive Intermediate Taxable Bond Fund.  Mr. Williams joined Sage Advisory Services, Ltd. Co. in 2004.  Prior to joining Sage Advisory Services, Ltd. Co., Mr. Williams served as a Senior Fixed Income Strategist Research Analyst with UBS Financial Services, New York City and has over ten years of investment-related experience.  He is a Chartered Financial Analyst (CFA) charterholder.

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Transamerica Investment Management, LLC, 11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025, is the sub-advisor for the ActivePassive Large Cap Growth Fund. A wholly-owned subsidiary of Transamerica Investment Services, Transamerica Investment Management, LLC (“TIM”), is a registered investment advisor under the Investment Advisers Act of 1940.  TIM provides fee-based investment management to retail and institutional clients.

•	Gary Rollé, Principal, Managing Director, Chief Executive Officer & Chief Investment Officer
Gary Rollé is responsible for managing the ActivePassive Large Cap Growth Fund.  Mr. Rollé is the Lead (equity) Officer of the Transamerica Premier Balanced Fund, the Transamerica Premier Equity Fund, and the Transamerica Premier Diversified Equity Fund.  He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline.  Mr. Rollé joined Transamerica in 1967.  From 1980 to 1983, he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer.  Throughout his 23-year tenure as CIO, Mr. Rollé has been responsible for creating and guiding the TIM investment philosophy.  He holds a B.S. in Chemistry and Economics from the University of California at Riverside.  Mr. Rollé has 39 years of investment experience.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Geoff Edelstein, Principal, Managing Director & Portfolio Manager
Geoff Edelstein manages institutional and retail portfolios in the all-cap value strategy.  In addition, he co-manages the ActivePassive Large Cap Growth Fund as well as institutional and retail portfolios in the large growth and diversified equity strategies.  Mr. Edelstein’s analytical responsibilities include the consumer staples sector.  He joined TIM in 2005 when the firm acquired Westcap Investors, LLC, which was co-founded by Mr. Edelstein in 1992.  Prior to Westcap, he practiced corporate and real estate law from 1988 to 1991.  Mr. Edelstein earned a J.D. from Northwestern University and a B.A. from the University of Michigan.  Mr. Edelstein has 18 years of investment experience.  Mr. Edelstein is a Chartered Financial Analyst (CFA) charterholder.

•	Erik Rollé, Securities Analyst/Co-Portfolio Manager
Erik Rollé co-manages the ActivePassive Large Cap Growth Fund as well as institutional and retail portfolios in the large growth strategy.  Prior to joining TIM in 2005, Mr. Rollé worked as a research associate at Bradford & Marzec, where his primary responsibilities were within trading and credit research.  He received a B.S. in Finance and Journalism from the University of Colorado at Boulder.  Mr. Rollé has seven years of investment experience.

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive a portion of its management fees and/or pay Fund expenses to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, tax, interest and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets for Class A Shares:

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Emerging Markets Equity Fund	1.60%
Small/Mid Cap Growth Fund	1.50%
Small/Mid Cap Value Fund	1.40%
Large Cap Growth Fund, International Equity Fund	1.30%
Large Cap Value Fund, Global Bond Fund	1.20%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	1.00%

The term of the Funds’ operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any waiver of management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  The Advisor is permitted to recoup management fee waivers and/or expense payments made in the prior three fiscal years from the date the management fees were waived and/or Fund expenses were paid.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  Any such recoupment is contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Each Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.  Any application or waiver of management fees or payment of Fund expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of USBFS, (the “Distributor” or “Quasar”) 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of each of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of each Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds’ Class A shares to pay distribution and service fees for the sale, distribution and servicing of their shares.  The plan provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets.  Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Shareholder Servicing Plan

The Funds have a shareholder servicing plan.  The Funds may pay authorized agents up to 0.10% of the average daily net assets attributable to their shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

The Funds do not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Funds and any compensation the authorized agents may receive directly from their clients.

SHAREHOLDER INFORMATION

More about Class A Shares

Class A shares of each Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or Distribution fees) described earlier of up to 0.25% of average daily net assets and shareholder servicing plan fees of up to 0.10% of average daily net assets, both of which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Less than $25,000	5.75%	6.10%
$25,000 but less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	0.00%	0.00%

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*
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the same Fund within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of any of these Funds you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of these Funds already owned and adding the dollar amount of your current purchase.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Funds, and previous investments you and members of your primary household group have made in the Funds, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

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•	Individual or joint accounts held in your name;

•	Coverdell Education Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

The following accounts are not eligible to be included in determining the sales charge was waived;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge
We reserve the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust
o	FundQuest Incorporated and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	o Current employees of:
o	the Transfer Agent;
o	broker-dealers who act as selling agents;
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
o	each Fund’s sub-advisor, but only for the Fund(s) for which such sub-advisor provides investment advisory services.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•	Certain employer-sponsored retirement plans.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

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More information regarding breakpoints is available free of charge on our website:  www.activepassivefunds.com.  Click on “Breakpoints and Sales Load.”  This information is also described more fully in the SAI.com.

Pricing

Pricing of Fund Shares.  Shares of the Funds are sold at net asset value (“NAV”) per share plus any applicable sales charge.  The NAV per share is determined by dividing the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV per share).  The NAV per share takes into account the expenses and fees of the Funds, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by the Transfer Agent, or an authorized investment advisor or broker-dealer (each, a “Financial Intermediary” and collectively, “Financial Intermediaries”) by 4:00 p.m., Eastern time will be processed at that day’s NAV per share.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV per share.  The Funds’ NAV per share, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV per share on any day when the NYSE is not open for trading, such as weekends and certain national holidays, as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Trading in Foreign Securities.  Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, each Fund values foreign securities at the latest closing price on the exchange on which they are principally traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board as discussed below.

How to Purchase Shares

Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with the Transfer Agent or its authorized agent.  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

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Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV per share next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Opening an Account

When buying Class A shares, you must meet the following minimum investment requirements:

The minimum initial investment in the Funds’ Class A shares is $1,000 for both regular and IRA accounts.  The Funds reserve the right to vary or waive the minimum under certain situations.  The minimum subsequent purchase is $100 for both regular and IRA accounts.  Shares will be issued at the NAV per share next computed after the receipt of your purchase request, together with payment in the amount of purchase.

How to Purchase and Sell Shares Through an Authorized Broker or Investment Dealer

You may purchase and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Funds.  An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your shares will be held in a pooled account in the broker’s name, and the broker will maintain your individual ownership information.  The Funds may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the appropriate Fund’s Prospectus.  Investment advisors or financial planners may charge a management, consulting or other fee for their services.

Purchasing Shares Directly From the Funds

Investing by telephone.  Investors, who have elected this option on their account application, may purchase additional shares directly from the Funds, by calling 1-877-273-8635.  Each telephone order must be a minimum of $100.  Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for 15 days prior to making a purchase.  Your shares will be purchased at the appropriate price per share calculated on the day of your purchase order.

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Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Funds, you may invest in the Funds directly by mail.  You may obtain an application by contacting the Funds’ shareholder services line at 1-877-273-8635 or visiting the Funds’ website at www.activepassivefunds.com.  Simply complete the account application and mail it with a check (made payable to ActivePassive Funds) to the Transfer Agent, U.S. Bancorp Fund Services, LLC, at the address below.

By Regular Mail:
ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Overnight Delivery:
ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds will not accept payment in cash or money orders.  The Funds also will not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

Shares of the Funds have not been registered for sale outside of the United States.  The ActivePassive Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-273-8635 if you need additional assistance when completing your account application.

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If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Investing by wire. If you are making your first investment in a Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  [Name of the Fund and Class]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-273-8635.  Your bank may charge you a fee for sending a wire to the Funds.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments

You may purchase additional shares of the Funds through your broker.  You can also send a check, with the stub from an account statement, to the Funds at the address noted above under “Purchasing Shares Directly from the Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Funds at 1-877-273-8635.

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Other Information

The Distributor or the Advisor may waive the minimum investment requirements for purchases by certain groups or retirement plans.  All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks.  Third-party checks will not be accepted.  A charge may be imposed if a check used to make an investment does not clear.  The Funds and their Distributor reserve the right to reject any investment, in whole or in part.  Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes.  Shares of the Funds have not been registered for sale outside of the United States.

The Funds do not issue share certificates.  All shares are held in non-certificated form on the books of the Funds, for the account of the shareholder.  The Funds, under certain circumstances, may accept investments of securities appropriate for the respective Fund’s portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.  The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.
The Funds reserve the right to reject any purchase order.

Services Available to Shareholders

Retirement Plans

The Funds offer Individual Retirement Account (“IRA”) plans.  You may obtain information about opening an IRA account by calling 1-877-273-8635.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

Automatic Investment Plan

Once you open your account, you may purchase shares of the Funds, in any amount, through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account.  Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to effective date.

How to Redeem Shares

In general, you may sell or “redeem” shares by contacting your Financial Intermediary.  Shares are redeemed at the next determined NAV per share after your Financial Intermediary receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV per share.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.  You may contact the Funds at 1-877-273-8635 for more information.  Shares are also subject to automatic redemption as described in “How to Purchase Shares” above.

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Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of any one of the Funds offered in this Prospectus for shares of another Fund offered in this Prospectus without incurring any additional sales charges. However, you should note the following:

•	Exchanges may only be made between like share classes of any ActivePassive Fund offered to the general public for investment;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this Prospectus;

•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected (See “Tools to Combat Frequent Transactions” below); and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee.

Signature Guarantees

Signature guarantees will generally be accepted for domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

57

Account and Transaction Policies

Payment of Redemption Proceeds.  Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind will be treated by you as a taxable exchange of your redeemed shares for the fair market value of the in-kind securities used to satisfy your redemption request.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading activity, rejecting exchanges between the Funds that are deemed to be excessive and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees.  The ActivePassive International Equity Fund, the ActivePassive Emerging Markets Equity Fund and the ActivePassive Global Bond Fund each charge a 1.00% redemption fee on the redemption of Fund shares held for five days or less.  This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

58

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their frequent trading policies.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Funds may adjust their fair valuation procedures.

The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that a Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

59

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV per share;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

Your Financial Intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Financial Intermediary for details.

60

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor may receive compensation from broker-dealers that have been designated by the Advisor to provide brokerage and/or custody and clearing services to certain wrap fee and similarly structured managed account programs sponsored by the Advisor.  Compensation is paid to the Advisor by such broker-dealers for providing certain services to the broker-dealers with respect to the servicing of such program accounts.  Such services provided by the Advisor include support and assistance to the broker-dealers with the establishment of program accounts, procedural training and support related to program account processing, and related telephone and web-based support.  Compensation paid to the Advisor may be based on the total assets of such program accounts invested in certain mutual funds, including the Funds.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and service fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

61

The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund, and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; (3) reinvest all dividends and capital gains or (4) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at each Fund’s then current NAV per share and to reinvest all subsequent distributions.

Avoid “Buying a Dividend.”  If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Consequences

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the fund for its dividend-paying securities and of you for your Fund shares.  Fund distributions of short-term capital gains are taxable as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains.  A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible to individual investors for taxation at long-term capital gain rates under current law.

The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

You will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash, or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.

By law, the Funds must withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

62

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange and your adjusted tax basis for the shares, you may have a gain or a loss on the transaction.  Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains, depending on the period shares are held.  You are responsible for any tax liabilities generated by your transaction.

This discussion of dividends, distributions and taxes is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your own tax advisor concerning federal, state and local taxation of an investment in a Fund based on your individual circumstances.

63

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the Funds’ financial performance for the fiscal period shown.  Certain information reflects the financial results for a single share of each Fund.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

	Period Ended October 31, 2008*
	Large Cap Growth Fund		Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
PER SHARE DATA:
Net asset value, beginning of period	$15.00		$15.00		$15.00		$15.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.09		(0.08)		(0.01)
Net realized and unrealized losses on securities	(5.18)		(5.08)		(6.07)		(5.26)
Total from investment operations	(5.20)		(4.99)		(6.15)		(5.27)

Less Distributions:
Dividends from net investment income	—		—		—		—
Total distributions	—		—		—		—

Net asset value, end of period	$9.80		$10.01		$8.85		$9.73

TOTAL RETURN	(34.67	%)+	(33.27	%)+	(41.00	%)+	(35.13	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.3		$2.4		$4.0		$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	9.39	%^	8.24	%^	4.88	%^	5.02	%^
After advisory fee waiver	1.47	%^	1.46	%^	1.59	%^	1.58	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(8.26	%)^	(5.39	%)^	(4.51	%)^	(3.54	%)^
After advisory fee waiver	(0.34	%)^	1.39	%^	(1.22	%)^	(0.10	%)^
Portfolio turnover rate	10	%+	23	%+	24	%+	29	%+

*	Commencement of operations was December 31, 2007.
+	Not Annualized.
^	Annualized.

64

	Period Ended October 31, 2008*
	International Equity Fund		Emerging Markets Equity Fund		Global Bond Fund		Intermediate Taxable Bond Fund		Intermediate Municipal Bond Fund
PER SHARE DATA:
Net asset value, beginning of period	$15.00		$15.00		$15.00		$15.00		$15.00

Income from investment operations:
Net investment income (loss)	0.13		0.08		0.31		0.30		0.21
Net realized and unrealized losses on securities	(6.23)		(7.55)		(1.66)		(0.71)		(0.87)
Total from investment operations	(6.10)		(7.47)		(1.35)		(0.41)		(0.66)

Less Distributions:
Dividends from net investment income	—		—		(0.30)		(0.30)		(0.21)
Total distributions	—		—		(0.30)		(0.30)		(0.21)

Net asset value, end of period	$8.90		$7.53		$13.35		$14.29		$14.13

TOTAL RETURN	(40.67	%)+	(49.80	%)+	(9.27	%)+	(2.77	%)+	(4.47	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.9		$3.2		$2.6		$5.9		$7.3
Ratio of expenses to average net assets:
Before advisory fee waiver	3.92	%^	5.90	%^	8.68	%^	4.42	%^	3.67	%^
After advisory fee waiver	1.57	%^	1.60	%^	1.20	%^	1.34	%^	1.34	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(0.42	%)^	(3.12	%)^	(4.25	%)^	(0.19	%)^	(0.30	%)^
After advisory fee waiver	1.93	%^	1.18	%^	3.23	%^	2.89	%^	2.03	%^
Portfolio turnover rate	19	%+	84	%+	0	%+	50	%+	2	%+

*	Commencement of operations was December 31, 2007.
+	Not Annualized.
^	Annualized.

65

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of either Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

Advisor
FundQuest Incorporated
One Winthrop Square
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ActivePassive Large Cap Growth Fund	ActivePassive Emerging Markets Equity Fund
ActivePassive Large Cap Value Fund	ActivePassive Global Bond Fund
ActivePassive Small/Mid Cap Growth Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Value Fund	ActivePassive Intermediate Municipal Bond Fund
ActivePassive International Equity Fund

Each a series of Advisors Series Trust
www.activepassivefunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.activepassivefunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-877-273-8635 or by writing to:

ACTIVEPASSIVE FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.activepassivefunds.com

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0213; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Domestic Equity Funds	ActivePassive Large Cap Growth Fund ActivePassive Large Cap Value Fund ActivePassive Small/Mid Cap Growth Fund ActivePassive Small/Mid Cap Value Fund
International Funds	ActivePassive International Equity Fund ActivePassive Emerging Markets Equity Fund ActivePassive Global Bond Fund
Domestic Bond Funds	ActivePassive Intermediate Taxable Bond Fund ActivePassive Intermediate Municipal Bond Fund
(each, a “Fund” together, the “Funds” or “ActivePassive Funds”)

Each a series of
Advisors Series Trust

Prospectus

Class I Shares
February 28, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

This Prospectus sets forth basic information about the Funds that you should know before investing.

1

This combined Prospectus describes the ActivePassive Funds, a separate series of Advisors Series Trust (the “Trust”). The ActivePassive Funds consists of nine separate Funds, each of which offers two classes of shares: Class A Shares and Class I Shares.

FundQuest Incorporated (the “Advisor”) is the investment advisor to the ActivePassive Funds and is located at One Winthrop Square, Boston, Massachusetts 02110. The ActivePassive Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series. This Prospectus discusses Class I Shares of the Funds.  Class A Shares are offered through a separate prospectus.

Risk Return Summary: Investments, Risks and Performance	3

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	17

ActivePassive Large Cap Growth Fund	18

ActivePassive Large Cap Value Fund	19

ActivePassive Small/Mid Cap Growth Fund	20

ActivePassive Small/Mid Cap Value Fund	21

ActivePassive International Equity Fund	22

ActivePassive Emerging Markets Equity Fund	24

ActivePassive Global Bond Fund	25

ActivePassive Intermediate Taxable Bond Fund	26

ActivePassive Intermediate Municipal Bond Fund	27

Management of the Funds	33

Shareholder Information	41

Service Fees – Other Payments to Third Parties	49

Distributions and Taxes	49

Financial Highlights	51

In this Prospectus, “we” generally refers to the Advisor, but where appropriate, may refer to any of the sub-advisors or portfolio managers. “We” may also refer to the Funds’ other service providers.  “You” refers to the shareholder or potential investor.

The date of this Prospectus is February 28, 2009.

Please find the Funds’ Privacy Notice inside the back cover
of this Prospectus.

2

RISK RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Overview

The Funds are managed utilizing a unique blend of active and passive investment management methods.  Proprietary research is utilized to determine what the Advisor believes is an optimal ratio of both investment styles.  The Funds’ investment objectives are fundamental and cannot be changed without shareholder approval.

Both active and passive investments have their strengths and weaknesses.  Through extensive proprietary research, we have examined the benefits of active and passive investment management within each investment category.  Based on our research, we invest each Fund’s assets in what we believe is an optimal combination of active and passive investments using a combination of direct investments in equity or fixed income securities along with investments in mutual funds and exchange-traded funds.  Over time, the ratio allocated to active and passive management strategies will change within the Funds as the efficiency of the markets and manager skills in those categories change.

Investment Objectives, Principal Investment Strategies and Principal Risks

Below is a summary of each Fund’s investment objective, principal investment strategy and principal risks.  A more complete description follows this Risk Return Summary on individual Fund pages.

ActivePassive Large Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or exchange-traded funds (“ETFs”), which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Growth Style Investment and Sector Emphasis Risks.

ActivePassive Large Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Value Style Investment, REIT Securities and Sector Emphasis Risks.

ActivePassive Small/Mid Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of small and medium capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Growth Style Investment and Sector Emphasis Risks.

3

ActivePassive Small/Mid Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of small and medium capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Value Style Investment, REIT Securities and Sector Emphasis Risks.

ActivePassive International Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of non-U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

ActivePassive Emerging Markets Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East, and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

ActivePassive Global Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and foreign bonds (debt securities) and in investment companies, such as mutual funds or ETFs, which invest primarily in these debt securities.  The debt securities in which the Fund may invest may include investment grade U.S. and foreign corporate bonds and securities issued or guaranteed by the U.S. government or foreign governments, their agencies, or instrumentalities, and supranational organizations such as the World Bank.

Principal Risks:  Debt Securities, Foreign Investment and U.S. Government Obligations Risks.

ActivePassive Intermediate Taxable Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (debt securities) and in investment companies, such as mutual funds and ETFs which invest primarily in these debt securities.  The debt securities in which the Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than seven years.  The debt securities in which the Fund may invest may include investment grade corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

4

Principal Risks:  Debt Securities, U.S. Government Obligations and Mortgage- and Asset-Backed Securities Risks.

ActivePassive Intermediate Municipal Bond Fund
Investment Objective: Income and capital appreciation.

Principal Investment Strategy: Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax or in registered investment companies, such as mutual funds or ETFs, that invest in municipal bonds.  The bonds in which the Fund may invest typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

Principal Risks:  Municipal Securities, Debt Securities and Tax Risks.

5

Performance

The following performance information indicates some of the risks of investing in the ActivePassive Funds.  Because the Class I Shares have not yet commenced operations, performance shown is for the Class A Shares.  The bar chart illustrates each Fund’s total return for the past calendar year.  The table illustrates each Fund’s average annual total return compared with the performance of broad-based market indices.  Calendar Year Returns in the bar chart do not reflect Class A sales charges.  If they did, returns would be lower.  Average Annual Total Returns reflect applicable sales charges.  The Funds’ past performance, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.

ActivePassive Large Cap Growth Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 1.49% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Large Cap Growth Fund
Return Before Taxes	-42.78%	-42.78%
Return After Taxes on Distributions(1)	-42.78%	-42.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-27.80%	-27.80%
Russell 1000® Growth Index(3) (reflects no deduction for fees, expenses or taxes)	-38.44%	-38.44%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

6

ActivePassive Large Cap Value Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was -5.14% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -20.45% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Large Cap Value Fund
Return Before Taxes	-40.04%	-40.04%
Return After Taxes on Distributions(1)	-40.17%	-40.17%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-25.86%	-25.86%
Russell 1000® Value Index(3) (reflects no deduction for fees, expenses or taxes)	-36.85%	-36.85%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

7

ActivePassive Small/Mid Cap Growth Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 4.65% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -29.19% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Small/Mid Cap Growth Fund
Return Before Taxes	-49.56%	-49.56%
Return After Taxes on Distributions(1)	-49.56%	-49.56%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-32.21%	-32.21%
Russell 2500™ Growth Index(3) (reflects no deduction for fees, expenses or taxes)	-41.50%	-41.50%
Russell 2000® Growth Index(4) (reflects no deduction for fees, expenses or taxes)	-38.54%	-38.54%
Russell MidCap® Growth Index(5) (reflects no deduction for fees, expenses or taxes)	-44.32%	-44.32%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(4)
The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(5)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

8

ActivePassive Small/Mid Cap Value Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 2.81% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -25.25% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Small/Mid Cap Value Fund
Return Before Taxes	-41.78%	-41.78%
Return After Taxes on Distributions(1)	-41.85%	-41.85%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-27.06%	-27.06%
Russell 2500™ Value Index(3) (reflects no deduction for fees, expenses or taxes)	-31.99%	-31.99%
Russell 2000® Value Index(4) (reflects no deduction for fees, expenses or taxes)	-28.92%	-28.92%
Russell MidCap® Value Index(5) (reflects no deduction for fees, expenses or taxes)	-38.44%	-38.44%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe.  It includes those Russell 2500™ companies with lower price-to-book ratios and lower forecasted growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(4)
The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

(5)
The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

9

ActivePassive International Equity Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was -1.68% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -19.12% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive International Equity Fund
Return Before Taxes	-43.76%	-43.76%
Return After Taxes on Distributions(1)	-43.89%	-43.89%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-28.26%	-28.26%
MSCI EAFE Index(3) (reflects no deduction for fees, expenses or taxes)	-45.09%	-45.09%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

10

ActivePassive Emerging Markets Equity Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 3.13% (quarter ended 6/30/2008) and the lowest return for a calendar quarter was -27.10% (quarter ended 9/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Emerging Markets Equity Fund
Return Before Taxes	-52.61%	-52.61%
Return After Taxes on Distributions(1)	-52.61%	-52.61%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-33.99%	-33.99%
MSCI Emerging Markets Index(3) (reflects no deduction for fees, expenses or taxes)	-54.48%	-54.48%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the global emerging markets. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

11

ActivePassive Global Bond Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 8.92% (quarter ended 3/31/2008) and the lowest return for a calendar quarter was -7.26% (quarter ended 9/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Global Bond Fund
Return Before Taxes	-6.65%	-6.65%
Return After Taxes on Distributions(1)	-7.98%	-7.98%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-4.31%	-4.31%
Merrill Lynch Global Broad Market Index(3) (reflects no deduction for fees, expenses or taxes)	4.51%	4.51%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

12

ActivePassive Intermediate Taxable Bond Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 4.93% (quarter ended 12/31/2008) and the lowest return for a calendar quarter was -1.68% (quarter ended 6/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Intermediate Taxable Bond Fund
Return Before Taxes	-1.30%	-1.30%
Return After Taxes on Distributions(1)	-2.33%	-2.33%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-0.87%	-0.87%
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.24%	5.24%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

13

ActivePassive Intermediate Municipal Bond Fund

Calendar Year Return as of 12/31 - Class A

During the period of time shown in the bar chart, the highest return for a calendar quarter was 3.18% (quarter ended 12/31/2008) and the lowest return for a calendar quarter was -2.18% (quarter ended 9/30/2008).

Average Annual Total Returns
(for the periods ended December 31, 2008)
	1 Year	Since Inception 12/31/2007
ActivePassive Intermediate Municipal Bond Fund
Return Before Taxes	-6.28%	-6.28%
Return After Taxes on Distributions(1)	-6.30%	-6.30%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	-3.40%	-3.40%
Barclays Capital U.S. Municipal Bond Index(3) (reflects no deduction for fees, expenses or taxes)	-2.47%	-2.47%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

(3)
The Barclays Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

14

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds.  This table describes the fees and expenses you may pay if you buy and hold shares of the Funds.  In addition to the fees and expenses shown below, it is important to note that the Funds are available to investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors to which the Advisor provides advisory services.  Participants in these programs incur additional fees and expenses from these programs for their services.

Class I Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity
Shareholder Fees (1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None

Redemption Fee(2)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%	0.75%	0.80%	0.80%	0.80%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses(3)	8.29%	7.14%	3.73%	3.87%	2.77%
Acquired Fund Fees and Expenses(4)	0.06%	0.07%	0.05%	0.06%	0.17%
Total Annual Fund Operating Expenses	9.20%	8.06%	4.68%	4.83%	3.84%
Fee Reduction/Waiver or Reimbursement(5)	(8.09%)	(7.04%)	(3.38%)	(3.62%)	(2.62%)
Net Annual Fund Operating Expenses	1.11%	1.02%	1.30%	1.21%	1.22%

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	Intermediate Municipal Bond
Shareholder Fees(1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None

Redemption Fee(2)	1.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.95%	0.75%	0.60%	0.60%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%
Other Expenses(3)	4.60%	7.58%	3.47%	2.72%
Acquired Fund Fees and Expenses(4)	0.02%	0.48%	0.06%	0.13%
Total Annual Fund Operating Expenses	5.67%	8.91%	4.23%	3.55%
Fee Reduction/Waiver or Reimbursement(5)	(4.30%)	(7.48%)	(3.42%)	(2.67%)
Net Annual Fund Operating Expenses	1.37%	1.48%	0.81%	0.88%

(1)
You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Please note that these fees are subject to change.

15

(2)
The redemption fee applies only to those shares that have been held five days or less. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(3)	Other Expenses includes custodian, transfer agency and other customary Fund expenses and are based on actual amounts incurred during each Fund’s most recent fiscal year.

(4)
The Funds are required to disclose “Acquired Fund Fees and Expenses” (“AFFE”) in the above fee table.  AFFE are indirect fees that the Funds incur from investing in the shares of other mutual funds or ETFs (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  The Total Annual Fund Operating Expenses in the table do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waivers found in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Funds and does not include AFFE.

(5)
The Advisor has contractually agreed to waive its management fee or pay expenses of the Funds to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed the amounts set forth in this Prospectus under the heading “Fund Expenses”  (the “Expense Cap”).  Each Fund’s Expense Cap will remain in effect indefinitely and may be terminated only by the Trust’s Board of Trustees’ (the “Board”).  The Advisor may request recoupment of previously waived and paid fees and expenses from each respective Fund for three years from the date they were waived or paid provided that any such recoupment during any fiscal year will not cause the Fund’s Net Annual Fund Operating Expenses to exceed the Expense Cap.  Any such recoupment is subject to the Board’s review and approval.  Any application or waiver of management fees or payment of Fund expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

Example
The examples below are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in a Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Funds’ operating expenses remain the same.  Please note that the figures below are based on the Funds’ net expenses after giving effect to the Expense Caps described above, but including AFFE.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity

One Year	$ 113	$ 104	$ 132	$ 123	$ 124
Three Years	$ 353	$ 325	$ 412	$ 384	$ 687
Five Years	$ 612	$ 563	$ 713	$ 665	$ 670
Ten Years	$ 1,352	$ 1,248	$ 1,568	$ 1,466	$ 1,477

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	Intermediate Municipal Bond

One Year	$ 139	$ 146	$ 83	$ 90
Three Years	$ 434	$ 452	$ 259	$ 281
Five Years	$ 750	$ 782	$ 450	$ 488
Ten Years	$ 1,646	$ 1,713	$ 1,002	$ 1,084

16

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

MANAGEMENT STYLE

Following this page are detailed descriptions for each Fund explaining how each Fund is managed.  Each Fund has its own distinct investment objective, strategy and risks.  As the Advisor, we are responsible for constructing and monitoring the asset allocation and portfolio strategy for each Fund.  Each Fund invests in securities consistent with the Fund’s investment objective and strategy.  The potential risks and returns of each Fund varies with the degree to which the Fund invests in a particular market segment or asset class.

We use proprietary research to determine an optimal ratio of actively versus passively managed investments used within each Fund.  For the actively managed portions of each Fund, we have hired skilled sub-advisors to provide their recommendations regarding which securities to include in a Fund or selected actively managed mutual funds that have shown expertise in a given strategy.  For the passive investments, we may use ETFs and/or passively managed mutual funds that replicate an index’s exposure in a cost efficient manner.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  Following a passive management approach, portfolio managers do not make decisions about which securities to buy and sell; they simply apply a methodology to replicate a particular stock or bond market index.  Each Fund intends to have a portion of its assets allocated toward passive investments in ETFs and/or passively managed mutual funds which in turn track various indices.

We believe that both active and passive investment strategies have their strengths and weaknesses.  Our extensive proprietary research allows us to examine the benefits of active and passive investment management within each investment category.  By examining active versus passive investments for each asset category over multiple time periods, we can better understand in which categories active management has been more successful and in which categories passive investing has been beneficial.  We specifically look at manager success rate for outperforming benchmarks in each category and the extent of that success.  Traditional and real alpha measures are used over multiple time periods to determine where active management has added to performance.  We will adjust a Fund’s asset allocation between passive and active management styles accordingly.  Therefore, we will regularly review the ratio allocated to active versus passive management and will change the allocation within the Funds as the efficiency of the markets and manager skills in those categories change.

Because the Funds may invest in one or more underlying funds (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying funds.

OTHER INVESTMENTS

Each Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so.  During these periods, the Fund may not achieve its investment objective.

17

ACTIVEPASSIVE LARGE CAP GROWTH FUND

Investment Objective
The ActivePassive Large Cap Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Large Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.4 billion to $469 billion.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired Transamerica Investment Management, LLC to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or are likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Stock Market Risk

18

ACTIVEPASSIVE LARGE CAP VALUE FUND

Investment Objective
The ActivePassive Large Cap Value Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Large Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.4 billion to $469 billion.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired C.S. McKee, L.P. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Issuer Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Stock Market Risk
•	Value Style Investment Risk

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ACTIVEPASSIVE SMALL/MID CAP GROWTH FUND

Investment Objective
The ActivePassive Small/Mid Cap Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Small/Mid Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2000® Growth Index and Russell Midcap® Growth Index respectively.  As of the most recent reconstitution, companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index have market capitalizations ranging from $167 million to $3 billion and from $1 billion to $19 billion, respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that the Advisor or Sub-Advisor believe have the potential for growth and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2000® Growth and Russell MidCap Growth Indices.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that the Advisor or Sub-Advisor determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Ashfield Capital Partners, LLC to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  The Advisor or Sub-Advisor may choose to sell a security when either believes the security no longer offers attractive growth prospects or when the Advisor or Sub-Advisor wish to take advantage of a better investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk

20

ACTIVEPASSIVE SMALL/MID CAP VALUE FUND

Investment Objective
The ActivePassive Small/Mid Cap Value Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Small/Mid Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities. The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2000® Value Index and the Russell Midcap® Value Index, respectively.  As of the most recent reconstitution, companies in the Russell 2000® Index and the Russell Midcap® Value Index have market capitalizations ranging from $167 million to $3 billion and from $1 billion to $19 billion, respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2000® Value and Russell Midcap® Value Indices.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Riazzi Asset Management, LLC to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

21

ACTIVEPASSIVE INTERNATIONAL EQUITY FUND

Investment Objective
The ActivePassive International Equity Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive International Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund’s investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The Fund may invest in well established companies of any size.  The Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.  The Fund focuses on countries whose economic and political systems appear more stable and are believed to provide some protection to shareholders.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Invesco Aim Advisors, Inc. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing.  Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheet;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or strong potential for steady growth.

Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors.  After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

22

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

23

ACTIVEPASSIVE EMERGING MARKETS EQUITY FUND

Investment Objective
The ActivePassive Emerging Markets Equity Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Emerging Markets Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund’s investments may include direct investments in common stocks, preferred stocks of companies in emerging markets or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  The Fund may invest in companies of any size.

The Advisor generally allocates between 50% and 95% of the Fund’s net assets to active management and between 5% and 50% of the Fund’s net assets for passive management.  The Advisor has hired Hansberger Global Investors, Inc. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting securities for the Fund, we perform an analysis of companies in light of a macro analysis of political, economic, and financial health of each of the countries to identify companies with quality management, strong finances and established market positions across various sectors and industries in emerging markets.

After reviewing the analysis of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

We may choose to sell a holding or reduce a country weighting when we observe deterioration in the macroeconomic outlook of that country.  We may also choose to sell portfolio securities due to over-valuation by the market relative to our estimated fair price, deterioration in industry trends (such as falling prices), or decline in competitiveness.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Regional Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

24

ACTIVEPASSIVE GLOBAL BOND FUND

Investment Objective
The ActivePassive Global Bond Fund’s investment objectives are income and capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Global Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and foreign bonds (debt securities) or in mutual funds or ETFs that invest primarily in those debt securities.  The Fund’s investments in debt securities may include direct investments in investment and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may invest in unrated bonds, which we consider to be of comparable quality.  Debt securities held by the Fund may have any remaining maturity.  The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 50% and 95% of the Fund’s net assets for active management and between 5% and 50% of the Fund’s net assets for passive management.  With respect to the assets allocated for active management, the Advisor invests in various fixed income mutual funds (“underlying funds”).

In selecting global fixed-income investments for the Fund, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks.  We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by underlying funds, in addition to indirectly bearing the principal risks of the underlying funds.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	U.S. Government Obligations Risk

25

ACTIVEPASSIVE INTERMEDIATE TAXABLE BOND FUND

Investment Objective
The ActivePassive Intermediate Taxable Bond Fund’s investment objectives are income and capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Intermediate Taxable Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade bonds (debt securities) or in mutual funds or ETFs that invest primarily in those debt securities.  The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.  The Fund’s investments consist primarily of direct investments in investment grade corporate bonds, mortgage-related and other asset-backed securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).

The Advisor generally allocates between 30% and 70% of the Fund’s net assets for active management and between 30% and 70% of the Fund’s net assets for passive management.  The Advisor has hired Sage Advisory Services, Ltd. Co. to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Mortgage- and Asset-Backed Securities Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	U.S. Government Obligations Risk

26

 ACTIVEPASSIVE INTERMEDIATE MUNICIPAL BOND FUND

Investment Objective
The ActivePassive Intermediate Municipal Bond Fund’s investment objectives are income and capital appreciation.

Principal Investment Strategies
Under normal conditions, the ActivePassive Intermediate Municipal Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily exempt from federal alternative minimum tax (AMT), or in mutual funds or ETFs that invest primarily in those debt securities.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may buy non-rated municipal bonds if we assess them to be investment grade.  The bonds in which the Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

The Fund considers, among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income.  The Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may sell a security if we find one we believe is more attractive for our portfolios on an after-tax, after-transaction cost basis. We may also sell a security to replace it with one that presents a better value or risk/reward profile.

The Advisor has hired Gannett, Welsh & Kotler, LLC to provide its expertise regarding the securities in which the Fund should directly invest funds for the Fund’s actively managed portion.  The Advisor generally allocates from 20% to 60% of the Fund’s net assets to the sub-advisor for active management and from 40% to 80% of the Fund’s net assets for passive management.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Municipal Securities Risk
•	Newer Fund Risk
•	Non-Diversification Risk
•	Tax Risk

27

DESCRIPTION OF PRINCIPAL RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  The factors that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.”  The principal risks for each Fund are identified on the individual Fund pages and are described below.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk.  Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Emerging Markets Risk
Countries with emerging markets include, but are not limited to, the following: (1) countries included in the MSCI Emerging Markets Index; and (2) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).  Markets in these countries may be under-capitalized, have less developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities:  (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country.  Emerging markets securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to certain economic changes.  For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.  Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors.  Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

ETF Trading Risk
Each Fund may invest a significant portion of its assets in ETFs.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike open-end investment companies.

28

Foreign InvestmentRisk
Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Liquidity Risk	A security may not be sold at the time desired or without adversely affecting the price.
Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good on any such losses.

29

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities. Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of the Funds.

Mortgage- and Asset- Backed Securities Risk
Mortgage- and Asset-Backed securities risk includes Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

Newer Fund Risk
There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  The Board can liquidate the Funds without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

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Non-Diversification Risk
Each of the Funds is a non-diversified fund for securities law purposes.  Because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)  However, tax diversification rules discussed in the Statement of Additional Information will apply.

Regional Risk
The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a fund without a regional focus.

REIT Securities Risk
Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on the performance of the portfolio investments of the REIT in real estate and/or mortgages. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any permissible sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money secured by real property or interests in real property and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended and by special tax rules that apply to certain investments in securitized pools of mortgages.

Sector Emphasis Risk
Investing a substantial portion of a Fund’s assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Stock Market Risk
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).  The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Funds.

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Tax Risk
A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect a fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

U.S. Government Obligations Risk
Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.  If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.  U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Turnover

A Fund’s annual portfolio turnover rate indicates changes in portfolio investments.  We will sell a security when appropriate and consistent with a Fund’s investment objectives and policies regardless of the effect on the Fund’s portfolio turnover rate; it is not expected that the Funds will regularly have a high rate of portfolio turnover.  A high rate of portfolio turnover is 100% or more.

Please note that buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized capital gains.  Frequent buying and selling of securities could result in the distribution of short-term capital gains to shareholders which are taxed at higher ordinary income tax rates.

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Temporary Defensive Positions

Each of the Funds may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments in response to adverse market, economic or political conditions, or when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares.  This may result in the Fund not achieving its investment objectives and the Fund’s performance may be negatively affected as a result.  To the extent that a Fund uses a money market mutual fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Portfolio Holdings Information

The Funds’ portfolio holdings will be disclosed quarterly within 60 days of the end of each fiscal period in the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  Each of these documents can be found on the SEC’s website at www.sec.gov when available.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

The Advisor

FundQuest Incorporated is the investment advisor to the Funds.  The Advisor is located at One Winthrop Square, Boston, Massachusetts 02110.  The Advisor is wholly owned by Paribas North America and is a subsidiary of BNP Paribas SA, a publicly owned limited liability banking institution organized in France.  The Advisor currently manages and administers assets of approximately $11 billion for individual and institutional investors.  The Advisor provides day-to-day portfolio management services to each of the Funds including advice on buying and selling securities.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board: (i) sets each Fund’s overall investment strategies; (ii) evaluates, selects and recommends sub-advisors, mutual funds and ETFs in which to invest the Fund’s assets; (iii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors and investment companies; (iv) monitors and evaluates the performance of sub-advisors and investment companies, including their compliance with the investment objectives, policies and restrictions of the Funds; and (v) implements procedures to ensure that the sub-advisors and investment companies comply with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisors and investment companies and recommends their hiring, termination and replacement.

For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

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Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund, Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	0.60%

For the fiscal year ended October 31, 2008, the Advisor waived all of its management fees.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor and the sub-advisory agreements with the sub-advisors is available in the Funds’ shareholder report for the fiscal period ended April 30, 2008.

Portfolio Managers

Timothy Clift is the Advisor’s Chief Investment Officer and is the lead portfolio manager of all of the Funds.  Mr. Clift joined the Advisor in 1994.  Mr. Clift has overall responsibility for the Advisor’s investment management programs for separately managed accounts, mutual funds, alternative investments, ETFs and annuities.  As Chairman of the Investment Committee, Mr. Clift leads a team of analysts and portfolio managers that produce the Advisor’s research and portfolio recommendations for all client programs.  Mr. Clift has over 18 years of industry and investment management experience.  Mr. Clift earned his BA in Economics from Allegheny College and his MBA from Boston University.

Gregory Classen, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Mr. Classen joined the Advisor in 1998 and covers mutual funds, ETFs, variable annuities and offshore funds.  Mr. Classen has ten years of industry and investment management experience.  Mr. Classen earned his BA in Economics from Williams College.  He is a Chartered Financial Analyst (CFA) charterholder.

Daphne Gu, CFA is an Analyst and a member of the Investment Committee.  She co-manages the ActivePassive Global Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Prior to joining the Advisor in 2007, she worked for Textron, Inc. in the United States, Europe and Asia from 1998 through 2007 in the areas of business, financial and international market analysis.  Ms. Gu has 12 years of financial experience.  Ms. Gu is a member of the Boston Security Analysts Society.  She received her BS in English for Science and Technology from Shanghai JiaoTong University in Shanghai, China and her MBA from Nanyang Technological University in Singapore.  She also received an MS in Finance from Boston College.  She is a Chartered Financial Analyst (CFA) charterholder.

Jane Li, CFA is Manager, Investment Management and Research and a member of the Investment Committee.  She co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Ms. Li joined the Advisor in 2000 and is the Portfolio Manager for the FundQuest Large Core Equity separate account strategy.  She also performs research on mutual funds, ETFs, and alternative investments.  Ms. Li has 14 years of industry and investment management experience.  Ms. Li received her BA in Economics from Fudan University, an MA in Economics from the University of New Hampshire, and an MS in Finance from the Boston College Carroll School of Management.  She is a Chartered Financial Analyst (CFA) charterholder and a Chartered Alternative Analyst Association (CAIA) Level II candidate.

Frank Wei, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Mr. Wei joined the Advisor in 2001.  Mr. Wei covers separately managed accounts, due diligence and monitoring of investment managers.  Mr. Wei has 12 years of industry and investment management experience.  Mr. Wei received his BS in Economics from East China Normal University and an MBA from the Leonard N. Stern School of Business at New York University.  He is a Chartered Financial Analyst (CFA) charterholder.

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Matthew Whitbread, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Intermediate Taxable Bond Fund.  He also covers mutual funds, exchange-traded funds, offshore funds and alternative investments.  Prior to joining the Advisor in 2008, he was a Senior Portfolio Analyst at Pyramis Global Advisors for 2006 through 2008 and an Equity Research Associate at MFS Investment Management from 2002 through 2008.  He has 8 years of industry and investment management experience.  Mr. Whitbread received his BS in Economics and Finance from the Boston College Carroll School of Management.  He is a Chartered Financial Analyst (CFA) charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Multi-Manager Arrangement

The Board has adopted a “multi-manager” arrangement for the Funds.  Under this arrangement, each of the Funds and the Advisor may engage one or more sub-advisors to make day-to-day investment decisions for a portion of each Fund’s assets.  The Advisor retains ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisors and may, at times, recommend to the Board that a Fund: (1) change, add or terminate one or more sub-advisors; (2) continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-advisor.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action.  Under the “multi-manager” arrangement approved by the Board, the Funds and the Advisor requested and received exemptive relief from the SEC permitting the Advisor (subject to the Board’s oversight and approval) to make decisions about each Fund’s sub-advisory arrangements without obtaining shareholder approval.  Within 90 days of employing a new sub-advisor, shareholders will receive details in the form of an information statement.

The Sub-Advisors and Portfolio Managers

The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the actively managed portion of the respective Funds.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Ashfield Capital Partners, LLC, 750 Battery Street, Suite 600, San Francisco, California 94111, is the sub-advisor for the ActivePassive Small/Mid Cap Growth Fund.  Ashfield Capital Partners, LLC (“ACP”) is partially owned by Ashfield & Co., Inc. a registered investment advisor, and by Old Mutual (US) Holdings, Inc.  ACP is a registered investment advisor under the Investment Advisers Act of 1940 and provides portfolio management for clients of specific wrap or other financial intermediary programs sponsored by non-affiliated companies in the financial services industry.  ACP also provides portfolio management for clients who are interested in separate accounts that are managed individually as well as investment advisory services to educational institutions, family offices, private foundations, partnerships and Irish authorized collective investment schemes.

•	Peter A. Johnson, Co-Portfolio Manager/Analyst
Peter A. Johnson serves as Portfolio Manager/Analyst for Ashfield Capital Partners, LLC.  He joined Ashfield & Co., Inc. in 1994, he served as vice president and portfolio manager at Harris Bretall Sullivan & Smith, Inc., and held the position of vice president and portfolio manager at Loomis, Sayles & Co., overseeing both institutional and taxable accounts.  Mr. Johnson began his career at Wells Fargo Bank as a management trainee and, later, Pension Trust Officer.  He earned a B.A. from the University of Oregon.

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•	Bradley J. Fretz, Co-Portfolio Manager/Analyst
Bradley J. Fretz serves as Portfolio Manager/Analyst for Ashfield Capital Partners, LLC.  He joined Ashfield & Co., in 1989.  Prior to joining Ashfield & Co., he held the position of first vice president and director of Investment Manager Evaluation Services Division of Shearson Lehman Hutton.  Prior to that, Mr. Fretz was responsible for institutional product development at The Vanguard Group and also served as a consultant at both Johnson & Higgins and Aetna Life & Casualty.  Mr. Fretz received a B.A. from Washington & Lee University and an M.B.A. from The Wharton School, University of Pennsylvania.

C.S. McKee, L.P., One Gateway Center, Pittsburgh, Pennsylvania 15222, is the sub-advisor for the ActivePassive Large Cap Value Fund.  C.S. McKee, L.P. is a registered investment advisor under the Investment Advisers Act of 1940 and manages pension funds, profit-sharing plans, reserve funds, endowments and other financial assets for municipalities, unions, corporations, foundations, hospitals, schools, religious organizations and other institutions.

•	Gregory M. Melvin, Executive Vice President, Chief Investment Officer
Gregory M. Melvin serves as chairman of the investment policy committee.  He joined C.S. McKee in 2000 and prior to that he was president and chief investment officer of Dartmouth Capital Advisors, Inc., an investment management firm that he founded in 1995.  Prior to that, he served as vice president and senior portfolio manager at Federated Investors for 15 years.  He holds an M.B.A. degree in finance from Harvard Business School and a bachelor’s degree from Dartmouth College.  He is a Chartered Financial Analyst (CFA) charterholder and a certified financial planner.

•	Robert A. McGee, Senior Vice President, Portfolio Manager, Equities
Robert A. McGee is responsible for the management of core and value equity portfolios.  He joined C.S. McKee in 2000 and prior to that he was president and chief investment officer of the First Commonwealth Trust Company from 1996 to 2000.  He holds an M.B.A. degree from Carnegie-Mellon University’s Graduate School of Industrial Administration and a bachelor’s degree in finance from Indiana University of Pennsylvania.  He is a Chartered Financial Analyst (CFA) charterholder.

•	William J. Andrews, Senior Vice President, Portfolio Manager, Equity
William J. Andrews is responsible for research and investment decisions in particular market sectors in addition to his portfolio management duties.  He joined C.S. McKee in 1983 and prior to that he served as an investment officer in the trust department of Mellon Bank for six years.  He holds an M.B.A. degree in finance and accounting and a bachelor’s degree in mathematics from the University of Pittsburgh.  He is a Chartered Financial Analyst (CFA) charterholder and a graduate of the Pennsylvania Bankers Association Trust School.

•	Suda Vatsan, Vice President, Portfolio Manager
Suda Vatsan is responsible for equity research and quantitative analysis.  She joined C.S. McKee in 1999 and prior to that she worked as a consultant.  She holds an M.B.A. degree in finance and marketing from Temple University.  She also holds a master’s degree in statistics from John Hopkins University and a master’s degree in physiology from Madras University, India.

•	Christy S. Kosakowsky, Vice President, Portfolio Manager and Equity Analyst
Christy S. Kosakowsky is responsible for equity research and account management.  She joined C.S. McKee in 1994 and has previously served as manager of trading, assistant trader and statistical research assistant and prior to joining the firm, she was a legal assistant for litigation at a major Pittsburgh-based multi-national corporation.  She holds an M.B.A. degree in finance from Duquesne University and a bachelor’s degree in economics from Pennsylvania State University.  She is a Chartered Financial Analyst (CFA) charterholder.

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Gannett, Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116, is the sub-advisor for the ActivePassive Intermediate Municipal Bond Fund.  Gannett, Welsh & Kotler, LLC (“GW&K”) is a subsidiary of Affiliated Managers Group, Inc. GW&K is a registered investment advisor under the Investment Advisers Act of 1940 that provides investment advisory services to high net worth individuals and institutions.

•	Nancy Angell, CFA, Senior Vice President, Portfolio Manager
Nancy Angell is jointly responsible for managing the ActivePassive Intermediate Municipal Bond Fund. Ms. Angell is Co-Head of Fixed Income for GW&K.  She is a portfolio manager for the Municipal Bond Strategies, and a member of the firm’s Executive and Investment Committees.  She joined the firm in 1984 after graduating from Duke University.  Ms. Angell received her MBA with high honors in Finance from Boston University in 1989.  She is a Chartered Financial Analyst (CFA) charterholder.

•	John Fox, CFA, Senior Vice President, Portfolio Manager
John Fox is jointly responsible for managing the ActivePassive Intermediate Municipal Bond Fund.  Mr. Fox is Co-Head of Fixed Income for GW&K.  He is a portfolio manager for the Municipal Bond Strategies and is a member of the firm’s Executive and Investment Committees.  He joined the firm in 1990 after graduating from Boston College.  Mr. Fox received his MBA from Boston University.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Martin Tourigny, CFA, Vice President, Portfolio Manager
Martin Tourigny is jointly responsible for managing the ActivePassive Intermediate Municipal Bond Fund.  Mr. Tourigny is a municipal bond portfolio manager for GW&K, and a member of the firm’s Executive and Investment Committees.  Prior to joining GW&K in 1994, he was employed by Mutual Fund Services Company as a senior fund accountant.  Mr. Tourigny received his BA in Economics from Boston College and his master’s in International Economics from Suffolk University in 2002.  He is a Chartered Financial Analyst (CFA) charterholder.

Hansberger Global Investors, Inc., 401 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, is the sub-advisor for the ActivePassive Emerging Markets Equity Fund.  Hansberger Global Investors, Inc. (“HGI”) is an affiliate of NATIXIS Global Asset Management and is a registered investment advisor under the Investment Advisers Act of 1940. HGI offers investment advisory services to a broad range of institutional investors, including corporate, public sector, jointly trusteed, mutual funds, foundations and endowments.

•	Francisco Alzuru, Managing Director-Latin America, Associate Director of Developed Markets Research
Francisco Alzuru is jointly responsible for managing the ActivePassive Emerging Markets Equity Fund.  Mr. Alzuru serves as a Portfolio Manager and Senior Research Analyst.  Mr. Alzuru joined HGI in 1994; from 1990 to 1994, Mr. Alzuru was Vice President and Senior Research Analyst at Vestcorp Partners, a Latin American-based investment bank, where he served as its Latin America analyst.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Aureole L.W. Foong, Managing Director-for Emerging Markets
Aureole Foong is jointly responsible for managing the ActivePassive Emerging Markets Equity Fund.  Mr. Foong joined HGI in 1997; before that he was a Director of Peregrine Asset Management, where he was a portfolio manager responsible for several mutual funds and private accounts investing in regional Asian markets.

•	Victoria Gretsky, Senior Vice President of Research

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Victoria Gretsky is jointly responsible for managing the ActivePassive Emerging Markets Equity Fund.  Ms. Gretsky also serves as a Research Analyst at HGI.  Ms. Gretsky joined HGI in 1996; prior to that Ms. Gretsky was a research analyst for Optimum Consulting, a Russian-based firm which specialized in restructuring companies during privatization.

Invesco Aim Advisors, Inc., (“Invesco Aim”) 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the sub-advisor for the ActivePassive International Equity Fund.  Invesco Aim has acted as an investment advisor since its organization in 1976.  Today, Invesco Aim, together with its subsidiaries, advises or manages over 225 investment portfolios encompassing a broad range of investment objectives.  Invesco Aim is an indirect wholly owned subsidiary of Invesco Ltd. (“Invesco”).  Invesco and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund business in the United States, Europe and the Pacific Region.

•
Clas Olsson, (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1994.

•
Barrett Sides, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America) Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1994.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1997.

•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 2000.

•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with Invesco Aim and/or its affiliates since 1996.

Riazzi Asset Management, LLC, 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, is the sub-advisor for the ActivePassive Small/Mid Cap Value Fund.  Riazzi Asset Management, LLC (“RAM”) is a registered investment advisor under the Investment Advisers Act of 1940.  RAM was formed in June 2007 and provides investment advisory services to high net worth individuals, investment companies, pension and profit sharing plans, charitable organizations and corporations.

•
Michelle E. Stevens, CFA, Principal, Portfolio Manager Prior to joining RAM on October 1, 2008, Michelle E. Stevens served as Principal, Managing Director and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC and has 15 years of industry experience.  Ms. Stevens has managed mutual funds, sub-advised funds and institutional separate accounts in the Small and Small/Mid (SMID) Value Equity disciplines.  Prior to joining Transamerica Investment Management, LLC in 2001, Ms. Stevens served as Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.  She holds an M.B.A. from the University of Cincinnati and received her B.A. in Economics from Wittenberg University.  Ms. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sage Advisory Services, Ltd. Co., 5900 Southwest Parkway, Building One, Suite 100, Austin, Texas 78735, is the sub-advisor for the ActivePassive Intermediate Taxable Bond Fund.  Sage Advisory Services, Ltd. Co. is a registered investment advisor under the Investment Advisers Act of 1940 specializing in fixed income, balanced and ETF equity investment management for insurance companies and other financial institutions; Taft-Hartley organizations, endowments/foundations, corporations, defined benefit plans, healthcare institutions, family offices and high net worth individuals.

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•	Mark MacQueen, Co-Founder/Executive Vice President/Director, Fixed Income Management; Member of Investment Committee
Mark MacQueen is jointly responsible for managing the ActivePassive Intermediate Taxable Bond Fund.  Mr. MacQueen founded Sage Advisory Services, Ltd. Co. in 1996 and has over 25 years of domestic and international portfolio management and institutional securities trading experience.

•	Thomas H. Urano, CFA, Vice President, Portfolio Management; Principal and Member of Investment Committee
Thomas Urano is jointly responsible for managing the ActivePassive Intermediate Taxable Bond Fund.  Mr. Urano joined Sage Advisory Services, Ltd. Co. in 2003.  Prior to joining Sage Advisory Services, Ltd. Co., Mr. Urano served as a vice president for Fixed Income with Credit Suisse Asset Management and has over ten years of investment-related experience.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Robert D. Williams, CFA, Director of Research; Principal and Member of Investment Committee
Robert D. Williams is jointly responsible for managing the ActivePassive Intermediate Taxable Bond Fund.  Mr. Williams joined Sage Advisory Services, Ltd. Co. in 2004.  Prior to joining Sage Advisory Services, Ltd. Co., Mr. Williams served as a Senior Fixed Income Strategist Research Analyst with UBS Financial Services, New York City and has over ten years of investment-related experience.  He is a Chartered Financial Analyst (CFA) charterholder.

Transamerica Investment Management, LLC, 11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025, is the sub-advisor for the ActivePassive Large Cap Growth Fund. A wholly-owned subsidiary of Transamerica Investment Services, Transamerica Investment Management, LLC (“TIM”), is a registered investment advisor under the Investment Advisers Act of 1940.  TIM provides fee-based investment management to retail and institutional clients.

•	Gary Rollé, Principal, Managing Director, Chief Executive Officer & Chief Investment Officer
Gary Rollé is responsible for managing the ActivePassive Large Cap Growth Fund.  Mr. Rollé is the Lead (equity) Officer of the Transamerica Premier Balanced Fund, the Transamerica Premier Equity Fund, and the Transamerica Premier Diversified Equity Fund.  He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline.  Mr. Rollé joined Transamerica in 1967.  From 1980 to 1983, he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer.  Throughout his 23-year tenure as CIO, Mr. Rollé has been responsible for creating and guiding the TIM investment philosophy.  He holds a B.S. in Chemistry and Economics from the University of California at Riverside.  Mr. Rollé has 39 years of investment experience.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Geoff Edelstein, Principal, Managing Director & Portfolio Manager
Geoff Edelstein manages institutional and retail portfolios in the all-cap value strategy.  In addition, he co-manages the ActivePassive Large Cap Growth Fund as well as institutional and retail portfolios in the large growth and diversified equity strategies.  Mr. Edelstein’s analytical responsibilities include the consumer staples sector.  He joined TIM in 2005 when the firm acquired Westcap Investors, LLC, which was co-founded by Mr. Edelstein in 1992.  Prior to Westcap, he practiced corporate and real estate law from 1988 to 1991.  Mr. Edelstein earned a J.D. from Northwestern University and a B.A. from the University of Michigan.  Mr. Edelstein has 18 years of investment experience.  Mr. Edelstein is a Chartered Financial Analyst (CFA) charterholder.

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•	Erik Rollé, Securities Analyst/Co-Portfolio Manager
Erik Rollé co-manages the ActivePassive Large Cap Growth Fund as well as institutional and retail portfolios in the large growth strategy.  Prior to joining TIM in 2005, Mr. Rollé worked as a research associate at Bradford & Marzec, where his primary responsibilities were within trading and credit research.  He received a B.S. in Finance and Journalism from the University of Colorado at Boulder.  Mr. Rollé has seven years of investment experience.

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive a portion of its management fees and/or pay Fund expenses to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, tax, interest and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets for Class I Shares:

Class I Shares

Emerging Markets Equity Fund	1.35%
Small/Mid Cap Growth Fund	1.25%
Small/Mid Cap Value Fund	1.15%
Large Cap Growth Fund, International Equity Fund	1.05%
Large Cap Value Fund, Global Bond Fund	0.95%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	0.75%

The term of the Funds’ operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any waiver of management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  The Advisor is permitted to recoup management fee waivers and/or expense payments made in the prior three fiscal years from the date the management fees were waived and/or Fund expenses were paid.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  Any such recoupment is contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Each Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.  Any application or waiver of management fees or payment of Fund expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of USBFS, (the “Distributor” or “Quasar”) 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of each of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Plan

The Funds have a shareholder servicing plan.  The Funds may pay authorized agents up to 0.10% of the average daily net assets attributable to their shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

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The Funds do not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Funds and any compensation the authorized agents may receive directly from their clients.

SHAREHOLDER INFORMATION

More about Class I Shares

Class I shares are institutional shares that do not require that you pay a sales charge.  However, Class I shares of any Fund are subject to shareholder servicing fees of up to 0.10% of average daily net assets which are assessed against the shares of the Fund.  If you purchase Class I shares of a Fund you will pay the net asset value next determined after your order is received.

The following persons (i) are eligible to invest in Class I shares; and (ii) qualify for a waiver of the sales charge for Class A shares:

1.
Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients except for self-directed IRAs for which U.S. Bank, National Association, acts as custodian.

2.
Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent, child, spouse, domestic partner, sibling, set or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of FundQuest Incorporated and its affiliated companies.

3.	Shareholders investing through accounts at FundQuest Incorporated and its affiliated companies.

Pricing

Pricing of Fund Shares.  Shares of the Funds are sold at net asset value (“NAV”) per share.  The NAV per share is determined by dividing the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV per share).  The NAV per share takes into account the expenses and fees of the Funds, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by the Transfer Agent, or an authorized investment advisor or broker-dealer (each, a “Financial Intermediary” and collectively, “Financial Intermediaries”) by 4:00 p.m., Eastern time will be processed at that day’s NAV per share.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV per share.  The Funds’ NAV per share, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV per share on any day when the NYSE is not open for trading, such as weekends and certain national holidays, as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

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Trading in Foreign Securities.  Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, each Fund values foreign securities at the latest closing price on the exchange on which they are principally traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board as discussed below.

How to Purchase Shares

Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with the  Transfer Agent or its authorized agent.  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV per share next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Opening an Account

The minimum initial investment in the Funds’ Class I shares is $100,000.  The Funds reserve the right to vary or waive the minimum under certain situations.  The minimum subsequent purchase is $100.  Shares will be issued at the NAV per share next computed after the receipt of your purchase request, together with payment in the amount of purchase.

Please note the following:

•
Class I shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Class I shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Transfer Agent.

•
Wrap account programs established with broker-dealers or financial intermediaries may purchase Class I shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.

•	A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Class I shares investment minimum.

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How to Purchase and Sell Shares Through an Authorized Broker or Investment Dealer

You may purchase and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Funds.  An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your shares will be held in a pooled account in the broker’s name, and the broker will maintain your individual ownership information.  The Funds may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the appropriate Fund’s Prospectus.  Investment advisors or financial planners may charge a management, consulting or other fee for their services.

Purchasing Shares Directly From the Funds

Investing by telephone.  Investors, who have elected this option on their account application, may purchase additional shares directly from the Funds, by calling 1-877-273-8635.  Each telephone order must be a minimum of $100.  Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for 15 days prior to making a purchase.  Your shares will be purchased at the NAV per share calculated on the day of your purchase order.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Funds, you may invest in the Funds directly by mail.  You may obtain an application by contacting the Funds’ shareholder services line at 1-877-273-8635 or visiting the Funds’ website at www.activepassivefunds.com.  Simply complete the account application and mail it with a check (made payable to ActivePassive Funds) to the Transfer Agent, U.S. Bancorp Fund Services, LLC, at the address below.

By Regular Mail:
ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Overnight Delivery:
ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds will not accept payment in cash or money orders.  The Funds also will not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

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Shares of the Funds have not been registered for sale outside of the United States.  The ActivePassive Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-273-8635 if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Investing by wire. If you are making your first investment in a Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  [Name of the Fund and Class]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-273-8635.  Your bank may charge you a fee for sending a wire to the Funds.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments

You may purchase additional shares of the Funds through your broker.  You can also send a check, with the stub from an account statement, to the Funds at the address noted above under “Purchasing Shares Directly from the Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Funds at 1-877-273-8635.

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Other Information

The Distributor or the Advisor may waive the minimum investment requirements for purchases by certain groups or retirement plans.  All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks.  Third-party checks will not be accepted.  A charge may be imposed if a check used to make an investment does not clear.  The Funds and their Distributor reserve the right to reject any investment, in whole or in part.  Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes.  Shares of the Funds have not been registered for sale outside of the United States.

The Funds do not issue share certificates.  All shares are held in non-certificated form on the books of the Funds, for the account of the shareholder.  The Funds, under certain circumstances, may accept investments of securities appropriate for the respective Fund’s portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.  The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.
The Funds reserve the right to reject any purchase order.

Services Available to Shareholders

Retirement Plans

The Funds offer Individual Retirement Account (“IRA”) plans.  You may obtain information about opening an IRA account by calling 1-877-273-8635.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

Automatic Investment Plan

Once you open your account, you may purchase shares of the Funds, in any amount, through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account.  Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to effective date.

How to Redeem Shares

In general, you may sell or “redeem” shares by contacting your Financial Intermediary.  Shares are redeemed at the next determined NAV per share after your Financial Intermediary receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV per share.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.  You may contact the Funds at 1-877-273-8635 for more information.  Shares are also subject to automatic redemption as described in “How to Purchase Shares” above.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of any one of the Funds offered in this Prospectus for shares of another Fund offered in this Prospectus without incurring any additional sales charges. However, you should note the following:

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•	Exchanges may only be made between like share classes of any ActivePassive Fund offered to the general public for investment;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this Prospectus;

•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected (See “Tools to Combat Frequent Transactions” below); and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee.

Signature Guarantees

Signature guarantees will generally be accepted for domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Account and Transaction Policies

Payment of Redemption Proceeds.  Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

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Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind will be treated by you as a taxable exchange of your redeemed shares for the fair market value of the in-kind securities used to satisfy your redemption request.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading activity, rejecting exchanges between the Funds that are deemed to be excessive and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees.  The ActivePassive International Equity Fund, the ActivePassive Emerging Markets Equity Fund and the ActivePassive Global Bond Fund each charge a 1.00% redemption fee on the redemption of Fund shares held for five days or less.  This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their frequent trading policies.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Funds may adjust their fair valuation procedures.

The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that a Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV per share;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

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Your Financial Intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Financial Intermediary for details.

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor may receive compensation from broker-dealers that have been designated by the Advisor to provide brokerage and/or custody and clearing services to certain wrap fee and similarly structured managed account programs sponsored by the Advisor.  Compensation is paid to the Advisor by such broker-dealers for providing certain services to the broker-dealers with respect to the servicing of such program accounts.  Such services provided by the Advisor include support and assistance to the broker-dealers with the establishment of program accounts, procedural training and support related to program account processing, and related telephone and web-based support.  Compensation paid to the Advisor may be based on the total assets of such program accounts invested in certain mutual funds, including the Funds.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and service fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; (3) reinvest all dividends and capital gains or (4) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

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If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at each Fund’s then current NAV per share and to reinvest all subsequent distributions.

Avoid “Buying a Dividend.”  If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Consequences

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Fund distributions of short-term capital gains are taxable as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains.  A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible to individual investors for taxation at long-term capital gain rates under current law.

The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

You will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash, or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.

By law, the Funds must withhold a percentage (currently 20%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange and your adjusted tax basis for the shares, you may have a gain or a loss on the transaction.  Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains, depending on the period shares are held.  You are responsible for any tax liabilities generated by your transaction.

This discussion of dividends, distributions and taxes is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your own tax advisor concerning federal, state and local taxation of an investment in a Fund based on your individual circumstances.

50

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the Funds’ financial performance for the fiscal period shown.  Certain information reflects the financial results for a single share of each Fund.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Class A Shares
	Period Ended October 31, 2008*
	Large Cap Growth Fund		Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
PER SHARE DATA:
Net asset value, beginning of period	$15.00		$15.00		$15.00		$15.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.09		(0.08)		(0.01)
Net realized and unrealized losses on securities	(5.18)		(5.08)		(6.07)		(5.26)
Total from investment operations	(5.20)		(4.99)		(6.15)		(5.27)

Less Distributions:
Dividends from net investment income	—		—		—		—
Total distributions	—		—		—		—

Net asset value, end of period	$9.80		$10.01		$8.85		$9.73

TOTAL RETURN	(34.67	%)+	(33.27	%)+	(41.00	%)+	(35.13	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.3		$2.4		$4.0		$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	9.39	%^	8.24	%^	4.88	%^	5.02	%^
After advisory fee waiver	1.47	%^	1.46	%^	1.59	%^	1.58	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(8.26	%)^	(5.39	%)^	(4.51	%)^	(3.54	%)^
After advisory fee waiver	(0.34	%)^	1.39	%^	(1.22	%)^	(0.10	%)^
Portfolio turnover rate	10	%+	23	%+	24	%+	29	%+

*	Commencement of operations was December 31, 2007.
+	Not Annualized.
^	Annualized.

51

 Class A Shares
	Period Ended October 31, 2008*
	International Equity Fund		Emerging Markets Equity Fund		Global Bond Fund		Intermediate Taxable Bond Fund		Intermediate Municipal Bond Fund
PER SHARE DATA:
Net asset value, beginning of period	$15.00		$15.00		$15.00		$15.00		$15.00

Income from investment operations:
Net investment income (loss)	0.13		0.08		0.31		0.30		0.21
Net realized and unrealized losses on securities	(6.23)		(7.55)		(1.66)		(0.71)		(0.87)
Total from investment operations	(6.10)		(7.47)		(1.35)		(0.41)		(0.66)

Less Distributions:
Dividends from net investment income	—		—		(0.30)		(0.30)		(0.21)
Total distributions	—		—		(0.30)		(0.30)		(0.21)

Net asset value, end of period	$8.90		$7.53		$13.35		$14.29		$14.13

TOTAL RETURN	(40.67	%)+	(49.80	%)+	(9.27	%)+	(2.77	%)+	(4.47	%)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.9		$3.2		$2.6		$5.9		$7.3
Ratio of expenses to average net assets:
Before advisory fee waiver	3.92	%^	5.90	%^	8.68	%^	4.42	%^	3.67	%^
After advisory fee waiver	1.57	%^	1.60	%^	1.20	%^	1.34	%^	1.34	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(0.42	%)^	(3.12	%)^	(4.25	%)^	(0.19	%)^	(0.30	%)^
After advisory fee waiver	1.93	%^	1.18	%^	3.23	%^	2.89	%^	2.03	%^
Portfolio turnover rate	19	%+	84	%+	0	%+	50	%+	2	%+

*	Commencement of operations was December 31, 2007.
+	Not Annualized.
^	Annualized.

52

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of either Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

Advisor
FundQuest Incorporated
One Winthrop Square
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ActivePassive Large Cap Growth Fund	ActivePassive Emerging Markets Equity Fund
ActivePassive Large Cap Value Fund	ActivePassive Global Bond Fund
ActivePassive Small/Mid Cap Growth Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Value Fund	ActivePassive Intermediate Municipal Bond Fund
ActivePassive International Equity Fund

Each a series of Advisors Series Trust
www.activepassivefunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.activepassivefunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-877-273-8635 or by writing to:

ACTIVEPASSIVE FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.activepassivefunds.com

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0213; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2009

Domestic Equity Funds	ActivePassive Large Cap Growth Fund (APLGX) ActivePassive Large Cap Value Fund (APLVX) ActivePassive Small/Mid Cap Growth Fund (APMGX) ActivePassive Small/Mid Cap Value Fund (APMVX)
International Funds	ActivePassive International Equity Fund (APIEX) ActivePassive Emerging Markets Equity Fund (APERX) ActivePassive Global Bond Fund (APGLX)
Domestic Bond Funds	ActivePassive Intermediate Taxable Bond Fund (APTAX) ActivePassive Intermediate Municipal Bond Fund (APMUX)
Each (a “Fund” together, the “Funds” or the “ActivePassive Funds”)

Class A and Class I Shares
Each a series of

Advisors Series Trust
(the “Trust”)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectuses for Class A and Class I shares, each dated February 28, 2009, as may be revised, of the Funds.  FundQuest Incorporated (the “Advisor” or “FundQuest”), is the investment advisor to the Funds.  Copies of the Prospectuses may be obtained by contacting the Funds at the address or telephone number below or by visiting the Funds’ website at www.activepassivefunds.com.

ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-273-8635

The Funds’ audited financial statements and notes thereto for the fiscal period ended October 31, 2008, and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ Annual Report to Shareholders for the period ended October 31, 2008 (the “Annual Report”).  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.

The Trust	3

Investment Policies	3

Investment Restrictions	15

Management	16

Portfolio Transactions and Brokerage	44

Portfolio Turnover	45

Proxy Voting Policy	46

Anti-Money Laundering Program	72

Portfolio Holdings Information	73

Determination of Net Asset Value	75

Purchase and Redemption of Fund Shares	76

Tax Matters	78

Dividends and Distributions	80

General Information	81

Codes of Ethics	83

Financial Statements	83

Appendix	84

THE TRUST

The Trust is organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Funds’ Prospectuses and this SAI omit certain of the information contained in the Trust’s Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Funds commenced operations on December 31, 2007.

INVESTMENT POLICIES

The following paragraphs provide more detail regarding the Funds’ investment policies and the associated risks identified in the Funds’ Prospectuses.  Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Board.  Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.  Where relevant, references to the Advisor include the sub-advisor, unless noted otherwise.

Non-Diversification of Investments

Each of the Funds is non-diversified under the Investment Company Act of 1940 (the “1940 Act”).  This means that there is no restriction as to how much each Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the “Code”), the Funds all intend to comply, as of the end of each taxable quarter, with diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund’s total assets.  In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As non-diversified investment companies, the Funds may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Borrowing

The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 33 1/3% of the value of their net assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of each Fund’s agreement with its lender, the net asset value per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Funds did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and Depositary Receipts (“DRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write downs among investment banks and similar institutions reached significant levels in 2008.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combinations, while drastically increasing the volatility of their stock prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks and securities of such issuers has nonetheless increased substantially.

Congress has recently passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. Each Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Foreign Investments

Each Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”).  The Funds (with the exception of the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Global Bond Fund) reserve the right to invest up to 15% of their net assets in DRs and dollar-denominated securities.  The ActivePassive Emerging Markets Equity Fund, ActivePassive International Equity Fund and the ActivePassive Global Bond Fund may invest in securities purchased on a foreign exchange, DRs and dollar-denominated securities without limit.

Depositary Receipts.  The Funds (with the exception of the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Global Bond Fund) may invest up to 15% of their net assets in DRs.  DRs, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds (with the exception of the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Global Bond Fund) will invest only in securities denominated in U.S. dollars.  For this reason, the value of the Funds’ assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders.  Based on the principal investment strategies of the Funds, it is not expected that a Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.

Emerging Market Countries

The ActivePassive International Equity Fund, the ActivePassive Emerging Markets Fund and the ActivePassive Global Bond Fund each may invest assets in emerging market countries or developing countries as defined by World Bank International Financial Corporation or the United Nations.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even when there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operation of each Fund.

Some of the currencies in emerging markets have experienced devaluation relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries which could affect the private sector companies in which the ActivePassive International Equity Fund, the ActivePassive Emerging Markets Fund and the ActivePassive Global Bond Fund invest.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

Small and Medium-Sized Companies

Many of the companies in which the Funds may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller companies and the stocks of smaller or medium-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

Investment Company Securities

Each Fund may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds in pursuit of its investment objectives, subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”).  This may include investment in money market mutual funds in connection with a Fund’s management of daily cash positions.  Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses.  By investing in another investment company, a Fund will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Exchange-Traded Funds.  As a complement to their strategy of investing in mutual funds, the Funds may also purchase shares of other types of investment companies, such as closed-end funds and ETFs, and is currently investing a significant portion of its assets in ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  An ETF is similar to a traditional index mutual fund, but trades at different prices during the day on a security exchange like a stock.  An ETF represents a fixed portfolio of securities that is typically designed to track a particular market index.  Like other investment companies, ETFs have management fees that are part of their costs, and a Fund will indirectly bear its proportionate share of these costs.

Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, trading may be halted by or shares delisted from the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV per share”).

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds may enter into such agreements and therefore will be able to purchase and redeem its ETF shares directly from the ETF.

Government Obligations

The Funds may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association .

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks.

Debt securities purchased by each Fund will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

Short-Term, Temporary, and Cash Investments

When the Advisor believes market, economic or political conditions are unfavorable for investors, the Advisor may invest up to 100% of the Funds’ net assets in a temporary defensive manner or hold a substantial portion of their net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, shares of money market mutual funds and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in shares of the underlying money market mutual fund.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Funds’ direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Municipal Securities

The ActivePassive Intermediate Municipal Bond Fund invests primarily in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They are also issued to repay outstanding obligations, to include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  Each Fund may invest in, but is not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.

The Funds are not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  However, each Fund will consider this event in the determination of whether it should continue to hold the security in its portfolio.  If ratings made by Moody’s, S&P or Fitch, Inc. change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Funds’ Prospectuses.

The Municipal Securities in which the Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

Municipal Securities Risks.  The value of the Fund’s shares will fluctuate.  The amount of this fluctuation is dependent, to a certain extent, upon the quality and maturity of the Municipal Securities in each Fund’s portfolio, as well as on market conditions.  Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities market; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Illiquid Securities

Typically, each Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity.  A considerable period of time may elapse between a Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, which have a readily available market, usually are not deemed illiquid for purposes of this limitation by the Funds.  However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Funds are non-diversified.  The Funds’ investment objectives are fundamental.

In addition, the Funds may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Funds may borrow from banks in amounts not exceeding 33 1/3 percent of their total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Funds from engaging in options transactions, short sales or securities lending, provided that asset coverage requirements are met;

2.	Act as underwriter (except to the extent each Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell commercial real estate unless acquired as a result of ownership of securities (although the Funds may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

4.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements); or

6.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.

The Funds observe the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Funds may:

1.	Not make investments for the purpose of exercising control or management;

2.
Not invest or hold more than 15% of each Fund’s net assets in illiquid securities.  For this purpose, illiquid securities include, among other, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days; or

3.
Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received).  Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectuses is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of each Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Fund Accountant, Custodian and Transfer Agent (each as defined herein).  The Trust’s day-to-day operations are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, birth dates, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held
Michael D. LeRoy (age 61, dob 8/14/1947) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since December 2008.	President, Crown Capital Advisors, LLC (financial consulting firm) (2000 to present).	9	Chairman, BB Funds (1 portfolio) Director, Wedbush Bank.

Donald E. O’Connor (age 72, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	9	Trustee, The Forward Funds (16 portfolios).

George Rebhan (age 74, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	9	Trustee, E*TRADE Funds (6 portfolios).

George T. Wofford (age 69, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	9	None.

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held
Joe D. Redwine(3) (age 61, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.	9	None.

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 61, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 41, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 47, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Robert M. Slotky (age 61, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004. Indefinite term since June 2007	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Senior Vice President, Investment Company Administration, LLC (May 1997 to July 2001).

Jeanine M. Bajczyk, Esq. (age 43, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

The Independent Trustees receive an annual trustee fee of $44,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  This amount is allocated among each of the current series of the Trust.  The Trust has no pension or retirement plan.  Therefore, no pension or retirement benefits accrued as part of the Funds’ expenses, and there are no estimated annual benefits upon retirement.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the Funds(1)									Total Compensation from Fund Complex Paid to Trustees (2)
	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund	Emerging Markets Equity Fund	Global Bond Fund	Intermediate Taxable Bond Fund	Intermediate Municipal Bond Fund
Independent Trustees
W. Auch(3)	$973	$973	$978	$977	$983	$977	$973	$977	$979	$8,790
J. LaForce(3)	$973	$973	$978	$977	$983	$977	$973	$977	$979	$8,790
M. LeRoy(4)	None	None	None	None	None	None	None	None	None	None
D. O’Connor	$973	$973	$978	$977	$983	$977	$973	$977	$979	$8,790
G. Rebhan	$973	$973	$978	$977	$983	$977	$973	$977	$979	$8,790
G. Wofford	$973	$973	$978	$977	$983	$977	$973	$977	$979	$8,790
Interested Trustee
J. Redwine(5)	None	None	None	None	None	None	None	None	None	None
(1)	For the Funds’ fiscal year ended October 31, 2008.
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and not to any other series of the Trust.  For the Funds’ fiscal year ended October 31, 2008, Independent Trustees’ fees for the Trust were $205,000.

(3)	Mr. Auch and Mr. LaForce retired from the Trust effective December 31, 2008.
(4)	Effective December 1, 2008, Michael D. LeRoy was elected by a vote of shareholders of the Trust to the position of Independent Trustee.
(5)	Effective September 1, 2008, Joe D. Redwine was elected by a vote of shareholders of the Trust to the position of Interested Trustee.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (the “QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee met twice with respect to the Funds during the Funds’ fiscal year ended October 31, 2008.  The Nominating Committee is currently comprised of Messrs. LeRoy, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of all Trustees and representatives from the Administrator’s staff who are knowledgeable about the Funds.  The Valuation Committee’s primary membership is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Funds and at least one Trustee.    The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not meet with respect to the Funds during the Funds’ fiscal year ended October 31, 2008.

Board Interest in the Funds

As of December 31, 2008, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Fund Shares Beneficially Owned by Trustees. As of December 31, 2008, no Trustee beneficially owned shares of any Fund.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  For each control person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company’s parents are listed.  As of January 31, 2009, the following shareholders were considered to be either a principal shareholder or control person of the following Funds:

Emerging Markets Equity Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	92.92%	Record

National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	N/A	N/A	7.07%	Record

Global Bond Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	85.15%	Record

National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	N/A	N/A	13.40%	Record

Intermediate Municipal Bond Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	94.75%	Record

National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	N/A	N/A	5.25%	Record

Intermediate Taxable Bond Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	83.43%	Record

National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	N/A	N/A	13.37%	Record

International Equity Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	88.10%	Record

National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	N/A	N/A	11.90%	Record

Large Cap Growth Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	61.67%	Record

National Financial Services LLC* FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	38.27%	Record

Large Cap Value Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	69.69%	Record

National Financial Services LLC* FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	30.31%	Record

Small/Mid Cap Growth Fund, Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	86.55%	Record

National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	N/A	N/A	13.45%	Record

Small/Mid Cap Value – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
SMH USD No 1* Gerald Philibert, Treasury Dept 5 Avenue Kleber Paris France 75116	BNP Paribas	France	88.59%	Record

National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	N/A	N/A	11.41%	Record

*	Control person of the Fund.

Management Ownership Information. As of December 31, 2008, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Funds.

The Advisor and Sub-Advisors

FundQuest Incorporated acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor.  Subject to such policies as the Board may determine, the Advisor is ultimately responsible for investment decisions for the Funds performing oversight of the Funds’ sub-advisors as described below.  Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.  The Advisor also continuously monitors and maintains each Fund’s investment criteria and determines from time to time what securities may be purchased by each Fund.

FundQuest is wholly owned by Paribas North America, Inc. and is an indirect subsidiary of BNP Paribas SA and Paribas International SA.  BNP Paribas SA and Paribas International SA may be deemed to be control persons of FundQuest by reason of their ownership of more than 25% of the outstanding voting stock of Paribas North America, Inc.

Sub-Advisors
Ashfield Capital Partners, LLC (“ACP”), sub-advisor of the ActivePassive Small/Mid Cap Growth Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  ACP is owned by Ashfield & Co., Inc. and Old Mutual (US) Holdings, Inc., which are control persons of ACP.   Old Mutual (US) Holdings, Inc. is wholly owned by OM Group (UK) Limited, which is wholly owned by Old Mutual PLC.  ACP is registered as an investment advisor with the SEC.

C. S. McKee, L.P. (“McKee”), sub-advisor of the ActivePassive Large Cap Value Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions.  McKee is a 100% employee owned firm – Eugene M. Natali and Gregory M. Melvin are control persons by reason of their ownership of more than 25% of the outstanding voting stock of McKee.  McKee is registered as an investment advisor with the SEC.

Gannett Welsh & Kotler, LLC (“GW&K”), sub-advisor of the ActivePassive Intermediate Municipal Bond Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  GW&K is an affiliate of Affiliated Managers Group, Inc. since October 2008, and has advised individual and institutional clients since 1974.

Hansberger Global Investors, Inc. (“HGI”), sub-advisor of the ActivePassive Emerging Markets Equity Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  HGI is a wholly owned subsidiary of Hansberger Group, Inc., which is wholly owned by Natixis Global Asset Management, L.P.  HGI was founded in 1994 and is registered as an investment advisor with the SEC.

Invesco Aim Advisors, Inc. (“Invesco Aim”), sub-advisor of the ActivePassive International Equity Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  Invesco Aim has acted as an investment advisor since its organization in 1976 and is an indirect wholly owned subsidiary of Invesco, Ltd. (“Invesco”).  Invesco Aim is registered as an investment advisor with the SEC.

Riazzi Asset Management, LLC, (“RAM”), sub-advisor of the ActivePassive Small/Mid Cap Value Fund is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund. RAM is a registered investment advisor under the Investment Advisers Act of 1940.  RAM was formed in June 2007.  RAM provides investment advisory services to high net worth individuals, investment companies, pension and profit sharing plans, charitable organizations and corporations.

Sage Advisory Services, Ltd. Co. (“Sage”), sub-advisor of the ActivePassive Intermediate Taxable Bond Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  Sage is a 100% employee owned firm – Robert G. Smith and Mark C. MacQueen are control persons by reason of their ownership of more than 25% of the outstanding voting stock of Sage.  Sage is registered as an investment advisor with the SEC.

Transamerica Investment Management, LLC (“TIM”), sub-advisor of the ActivePassive Large Cap Growth Fund, is responsible for each Fund’s day-to-day management, including each Fund’s investment decisions and the execution of securities transactions with respect to the Funds.  TIM, an SEC-registered investment advisor, is wholly owned by Transamerica Investment Services, Inc. (“TISI”).  TISI’s parent, Transamerica Corporation, was acquired in 1999 by AEGON, NV, a global financial services firm, and one of the world’s 100 largest public companies.  TIM, through its parent company, has provided investment advisory services to various clients since 1967.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive a management fee from each Fund computed daily and paid monthly based on a rate equal to a percentage of a Fund’s average daily net assets as specified in the Prospectuses.  However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board, a number of sub-advisors are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds.  Sub-advisors are selected for the Funds by the Advisor, who evaluates, quantitatively and qualitatively, a sub-advisor’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.  The sub-advisors are compensated by the Advisor from the management fees paid to the Advisor.

Subject to Board review the Advisor allocates and, when appropriate, reallocates the Funds’ assets among sub-advisors, monitors and evaluates sub-advisor performance and oversees sub-advisor compliance with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement.

In addition to the fees payable to the Advisor, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board that are properly payable by the Funds; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of their operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) payable to it by the Funds to the extent necessary to limit each Fund’s net annual operating expenses  to the limit set forth in the Expense Table of the Prospectuses (the “expense cap”).  The term of the Funds’ operating expense limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any waiver of management fees or payment of expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Funds must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.  This recoupment may be requested by the Advisor if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense cap.

In the event the operating expenses of each Fund, including all investment advisory and administration fees, but excluding acquired fund fees and expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed a Fund’s expense cap, the Advisor shall waive a portion of its management fee to the extent of its share of such excess expenses.  The amount of any such waiver to be borne by the Advisor shall be deducted from the monthly management fee otherwise payable with respect to each Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to each Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

For the periods indicated below, the Funds paid the following fees to the Advisor:

Fund	Management Fees Accrued by Advisor	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
Large Cap Growth Fund	$10,664	$10,664	$0	$0
Large Cap Value Fund	$11,434	$11,434	$0	$0
Small/Mid Cap Growth Fund	$24,372	$24,372	$0	$0
Small/Mid Cap Value Fund	$23,217	$23,217	$0	$0
International Equity Fund	$41,072	$41,072	$0	$0
Emerging Markets Equity Fund	$26,980	$26,980	$0	$0
Global Bond Fund	$11,787	$11,787	$0	$0
Intermediate Taxable Bond Fund	$19,595	$19,595	$0	$0
Intermediate Municipal Bond Fund	$24,109	$24,109	$0	$0

Portfolio Managers
Fund	Sub-Advisor	Portfolio Managers

ActivePassive Small/Mid Cap Growth Fund	Ashfield Capital Partners, LLC (“ACP”)	Peter A. Johnson Bradley J. Fretz

ActivePassive Large Cap Value Fund	C.S. McKee, L.P. (“McKee”)	Gregory M. Melvin Robert A. McGee William J. Andrews Suda Vatsan Christy S. Kosakowsky

ActivePassive Intermediate Municipal Bond Fund	Gannett, Welsh & Kotler, LLC (“GW&K”)	Nancy Angell John Fox Martin Tourigny

ActivePassive International Equity Fund	Invesco Aim Advisors, Inc. (“Invesco Aim”)	Clas Olsson (lead manager) Barrett Sides (lead manager) Shuxin Cao Matthew Dennis Jason Holzer

Fund	Sub-Advisor	Portfolio Managers

ActivePassive Emerging Markets Equity Fund	Hansberger Global Investors, Inc. (“HGI”)	Francisco Alzuru Aureole Foong Victoria Gretsky

ActivePassive Small/Mid Cap Value Fund	Riazzi Asset Management, LLC (“RAM”)	Michelle Stevens

ActivePassive Intermediate Taxable Bond Fund	Sage Advisory Services, Ltd. Co. (“Sage”)	Mark MacQueen Thomas Urano Robert D. Williams

ActivePassive Large Cap Growth Fund	Transamerica Investment Management, LLC (“TIM”)	Gary Rollé Geoff Edelstein Erik Rollé

Timothy Clift is the lead portfolio manager as a part of an investment team responsible for the day-to-day management of the Funds.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories.

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	98	$3,803,000,000
Timothy Clift	0	$0.00	0	$0.00	98	$3,803,000,000
Daphne Gu	0	$0.00	0	$0.00	98	$3,803,000,000
Jane Li	0	$0.00	0	$0.00	98	$3,803,000,000
Frank Wei	0	$0.00	0	$0.00	98	$3,803,000,000
Matthew Whitbread	0	$0.00	0	$0.00	98	$3,803,000,000
Sub-Advisor Portfolio Managers
ACP
Bradley J. Fretz	62	$273,200,000	0	$0.00	0	$0.00
Peter Johnson	119	$395,700,000	0	$0.00	0	$0.00

McKee
William J. Andrews	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
Christy S. Kosakowsky	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
Robert A. McGee	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
Gregory M. Melvin	3	$291,785,405	6	$24,372,681	398	$5,884,378,902
Suda Vatsan	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
GW&K
Nancy Angell	1	$3,000,000	0	$0.00	7,246	$6,324,000,000
John Fox	1	$3,000,000	0	$0.00	7,246	$6,324,000,000
Martin Tourigny	1	$3,000,000	0	$0.00	7,246	$6,324,000,000
HGI
Francisco Alzuru	2	$385,343,245	2	$111,762,409	6	$1,102,012
Aureole Foong	2	$1,188,358,435	2	$111,762,409	0	$0.00
Victoria Gretsky	1	$291,898,539	2	$111,762,409	1	$151,828
Invesco Aim
Shuxin Cao	11	$5,667,747,666	1	$176,815,129	4,289	$895,234,107
Matthew Dennis	8	$4,976,464,170	6	$284,376,295	4,289	$895,234,107
Jason Holzer	11	$5,678,672,091	10	$2,557,166,168	4,289	$895,234,107
Clas Olsson	9	$5,036,972,051	10	$2,557,166,168	4,289	$895,234,107
Barrett Sides	9	$4,619,318,848	4	$354,467,077	4,289	$895,234,107
RAM
Michelle Stevens	2	$400,000	0	$0.00	250	$135,800,000
Sage
Mark MacQueen	0	$0.00	0	$0.00	206	$6,639,000,000
Thomas Urano	0	$0.00	0	$0.00	206	$6,639,000,000
Robert D. Williams	0	$0.00	0	$0.00	206	$6,639,000,000
TIM
Geoff Edelstein	2	$171,800,000	1	$50,290,000	90	$128,500,000
Erik Rollé	0	$0.00	1	$10,960,000	0	$0.00
Gary Rollé	12	$4,700,000,000	1	$88,200,000	80	$1,400,000,000

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	0	$0.00
Timothy Clift	0	$0.00	0	$0.00	0	$0.00
Daphne Gu	0	$0.00	0	$0.00	0	$0.00
Jane Li	0	$0.00	0	$0.00	0	$0.00
Frank Wei	0	$0.00	0	$0.00	0	$0.00
Matthew Whitbread	0	$0.00	0	$0.00	0	$0.00
Sub-Advisor Portfolio Managers
ACP
Bradley J. Fretz	0	$0.00	0	$0.00	0	$0.00
Peter Johnson	0	$0.00	0	$0.00	0	$0.00
McKee
Gregory M. Melvin	1	$36,411,819	0	$0.00	1	$246,557,271
Robert A. McGee	1	$36,411,819	0	$0.00		$246,557,271
William J. Andrews	1	$36,411,819	0	$0.00		$246,557,271
Suda Vatsan	1	$36,411,819	0	$0.00	1	$246,557,271
Christy S. Kosakowsky	1	$36,411,819	0	$0.00	1	$246,557,271
GW&K
Nancy Angell	0	$0.00	0	$0.00	0	$0.00
John Fox	0	$0.00	0	$0.00	0	$0.00
Martin Tourigny	0	$0.00	0	$0.00	0	$0.00
HGI
Francisco Alzuru	0	$0.00	0	$0.00	0	$0.00
Aureole Foong	1	$896,459,896	0	$0.00	0	$0.00
Victoria Gretsky	0	$0.00	0	$0.00	0	$0.00
Invesco Aim
Shuxin Cao	0	$0.00	0	$0.00	0	$0.00
Matthew Dennis	0	$0.00	0	$0.00	0	$0.00
Jason Holzer	0	$0.00	0	$0.00	0	$0.00
Clas Olsson	0	$0.00	0	$0.00	0	$0.00
Barrett Sides	0	$0.00	0	$0.00	0	$0.00
RAM
Michelle Stevens	0	$0.00	0	$0.00	0	$0.00
Sage
Mark MacQueen	0	$0.00	0	$0.00	0	$0.00
Thomas Urano	0	$0.00	0	$0.00	0	$0.00
Robert D. Williams	0	$0.00	0	$0.00	0	$0.00
TIM
Geoff Edelstein	0	$0.00	0	$0.00	0	$0.00
Erik Rollé	0	$0.00	0	$0.00	0	$0.00
Gary Rollé	0	$0.00	0	$0.00	0	$0.00

Material Conflicts of Interest.

The portfolio managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the portfolio managers.  For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund.  Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds.  The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the sub-advisors have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably.  Additionally, some sub-advisors minimize inherent conflicts of interest by assigning the portfolio managers to accounts having similar objectives.  Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings.  Furthermore, the sub-advisors have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 to address potential conflicts associated with managing the Funds and any personal accounts the portfolio manager may maintain.

FundQuest —Material Conflicts of Interest.  FundQuest’s management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the Advisor’s portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction.  If the Advisor believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Advisor will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.

Besides the inherent conflicts described above, the Advisor does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm. The Advisor’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

ACP —Material Conflicts of Interest.
While some members of the portfolio management/analyst team focus on more than one investment strategy, all members are responsible for generating new investment ideas for the firm.  The investment team meets weekly to discuss investment ideas across all product areas.  We do not foresee any conflicts of interest within this structure, as we believe that all portfolios benefit from the collaborative structure of the team.

McKee —Material Conflicts of Interest.
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his or her management of the Fund’s investments, on the one hand, and the investment of the other accounts, on the other.  The other accounts may have the same investment objective of the Fund.  Therefore, a potential conflict of interest may arise as a result of identical investment objectives, whereby the portfolio managers could favor one account over another.  Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee.  However, the sub-advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

GW&K —Material Conflicts of Interest.
Investment advisors who manage client portfolios on a discretionary basis have a fiduciary responsibility for clients when they execute transactions for clients.  All advisors are required to “execute securities transactions for clients in such a manner that the clients’ total cost or proceeds in each transaction is the most favorable under the circumstances.”

The investment advisor must consider the following factors:  the value of research provided, the commission rates charged, the ability to negotiate commissions, the ability to obtain volume discounts, execution capability, financial responsibility and responsiveness to the investment advisor.  Furthermore, as a fiduciary, an advisor should periodically and systematically evaluate the performance of broker-dealers executing its client’s transactions.

GW&K has an obligation to obtain the “best execution” for its client(s) transactions.  “Best execution” is defined as the most favorable, quality execution possible while considering the broker’s services, research provided, commissions charged, volume discounts offered, execution capability, reliability and responsiveness of the broker/dealer.

The GW&K brokerage committee may test the execution quality of the broker/dealer to which GW&K submits trades.  This may include comparing a sample of executed equity trades and the prices that were in the market at the time of the trade (e.g., by comparing it to a pricing source such as Bloomberg).  The GW&K brokerage committee will take into consideration the best execution concepts in the equity market do not necessarily translate into the same for fixed income trades.

The GW&K brokerage committee is responsible for ensuring that executions are done promptly and fairly.  Selection of dealers to execute transactions will be based on:

•	The reputation and financial strength of the firm;
•	The ability of the firm to handle block orders;
•	The ability of the firm to give the best price in the market;
•	The ability of the firm to give prompt execution;
•	The accuracy of reports and confirmations provided by the firm; and
•	The type and quality of research that the firm can provide, if the designated supervisor deems that such research information is beneficial to the development of the advice given to client.

HGI —Material Conflicts of Interest.
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as a Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another.  Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.  In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities.  However, HGI has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Invesco Aim —Material Conflicts of Interest.
Invesco Aim’s portfolio managers develop investment models which are used in conjunction with the management of certain AIM funds as well as other mutual funds for which Invesco Aim or an affiliate acts as investment advisors, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  Invesco Aim seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, Invesco Aim has adopted procedures for allocating portfolio transactions across multiple accounts.

•
Invesco Aim determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction.  However, for certain other accounts (such as mutual funds for which Invesco Aim or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco Aim may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•
Finally, the appearance of a conflict of interest may arise where Invesco Aim has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

Invesco Aim has adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

RAM—Material Conflicts of Interest
RAM must allocate securities and advisory recommendations among clients in a fair and equitable manner, with no particular group or clients or RAM’s proprietary account being favored or disfavored over any other clients.  Any conflicts of interest may arise in the trading activities on behalf of clients or RAM and must be disclosed and resolved in the best interests of clients.

RAM will determine which accounts will participate in the purchase or sale of a security based on the account’s investment objectives, investment guidelines and other relevant factors.  If the security is appropriate for more than one account, RAM may, but is not required to, aggregate the trades.  Trades will generally be allocated on the basis of relative asset size of each participating account.  The aggregation or blocking of client transactions allows RAM to execute transactions in amore timely, equitable, and efficient manner and seeks to reduce overall commission charges to clients.

Sage —Material Conflicts of Interest.
Besides the inherent conflicts described above and contained in the Sub-Advisory Agreement entered into among the Advisor, the Trust and Sage, Sage does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm.  Sage’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

TIM —Material Conflicts of Interest.
At TIM, individual portfolio managers may manage multiple accounts for multiple clients.  In addition to the sub-advisory management of the Fund, TIM manages separate accounts for institutions and individuals.  TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management.  TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities that it considers to be fair and equitable.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, TIM has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions for the allocated portion of the Fund, TIM determines which broker to use to execute each other account, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as mutual funds for which TIM acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), TIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

Compensation.

FundQuest Compensation. The Advisor’s portfolio managers are compensated through a combination of salary and bonus.  The Advisor pays competitive salaries that account for approximately 70% of compensation. The remaining compensation is available in the form of a bonus pool. The bonus pool is based on a combination of performance goals, research goals and Advisor asset goals.  The portfolio managers are compensated with a salary and bonus package. The Advisor’s portfolio managers are supported by the full research team of the Advisor.  Compensation is used to reward, attract and retain high quality investment professionals.  An investment professional such as the portfolio manager has a base salary and is eligible for an annual bonus.

The Advisor believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns.  It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation.  Compensation likewise is not tied to performance of the Funds or separate accounts, specific industries within the funds or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of the Advisor attributable to such factors may affect the size of the Advisor’s overall bonus pool.

Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include, but are not limited to, annual evaluations, compensation surveys, feedback from other employees and advice from outside counsel.  The amount of the bonus usually is shaped by the total amount of the Advisor’s bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.

The Advisor’s portfolio managers receive standard benefits commensurate with the other employees of the Advisor.  The portfolio managers do not receive deferred compensation.

ACP Compensation.
The compensation structure for all employees consists of salary, plus a bonus that is based on the firm’s overall performance and the employee’s individual contribution.  Employees may also be granted profit interest awards and all employees may participate in the 401(k)/profit sharing plan.  ACP believes that its compensation arrangements combined with the opportunity for professional development and continuing education are sufficient to attract and retain the highest quality employees.

McKee Compensation.
The compensation package for all McKee investment professionals takes multiple forms:

A base salary with position and geography

An incentive compensation annual contract for the value equity product is built upon four components:

•	First payment occurs when annual performance exceeds the benchmark index by 50 basis points
•	Second payment occurs when annual performance exceeds the benchmark index by 100 basis points
•	Third payment occurs when annual performance exceeds the benchmark index by 150 basis points
•	Performance is measured on one and three-year gross returns

An ownership interest in the Limited Partnership that has taken two forms:

•	Direct purchase of partnership interests
•	Granted unit options vesting on 1/9/06 and 1/9/10

All portfolio managers and analysts have an equity interest in the firm together with options vesting over eight years conditioned on continued employment.

GW&K Compensation.
All employees, including investment professionals, receive a base salary plus a discretionary bonus that is based on the firm’s profits.  All employees are formally evaluated by their respective manager(s).  Achieving our goals requires the combined efforts of all employees across the firm.  For this reason, bonuses are based on personal contribution and a combined team effort.

HGI Compensation.
HGI compensates each portfolio manager for his or her management of the Funds.  A portfolio manager’s base salary is determined by the portfolio manager’s experience and performance in the role, taking into account the ongoing compensation benchmarks analyses performed by HGI’s human resources department.  A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

Each portfolio manager is entitled to participate in various equity plans provided by HGI’s corporate parent, Hansberger Group, Inc.  Certain key portfolio managers also entered into employment agreements with HGI to ensure their continued service for a specified period of time.

A portfolio manager’s bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, pretax performance of the Fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund’s benchmark (as provided in the Prospectuses), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year.  This performance factor is not based on the value of assets held in the Fund’s portfolio.  Additional factors include the portfolio manager’s contributions to the investment management functions within HGI, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization.  The target bonus is expressed as a percentage of base salary.

The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfied the objectives stated above.

In March 2007, certain enhancements were made to the compensation structure of portfolio managers of HGI.  Principally, employees, including portfolio managers, who owned shares, deferred stock units and/or options in Hansberger Group, Inc. were provided the opportunity to tender those equity interests to Natixis Global Asset Management (“Natixis”) (Hansberger Group, Inc.’s corporate parent) in tender offer.  Going forward, Natixis has undertaken to provide annual liquidity of up to a certain amount of outstanding Hansberger Group, Inc. equity.  In addition, Hansberger Group, Inc. has established a restricted stock plan pursuant to which restricted stock units will be issued to certain employees, including portfolio managers.  This plan is in addition to the existing restricted stock plan that currently exists for the Growth Team.

Invesco Aim Compensation.
Invesco Aim seeks to maintain a compensation program positioned to attract and retain high caliber investment professionals.  Portfolio managers receive a base salary, an incentive bonus opportunity, and equity compensation opportunity.  Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance.  Invesco Aim evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Each portfolio manager’s compensation consists of the following three elements:

•
Base salary.  Each portfolio manager is paid a base salary.  In setting the base salary, Invesco Aim’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•
Annual bonus.  The portfolio managers are eligible to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Aim reviews and approves the amount of the bonus pool available.  The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels.  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

Sub-Advisor	Performance time period[1]
Invesco Aim[2]	One-, Three- and Five- year performance against Fund peer group.

[1]	Rolling time periods based on calendar year end.

[2]
Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

•
Equity-based compensation.  Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the Compensation Committee of Invesco’s Board of Directors.  Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

RAM Compensation.
The portfolio manager will be compensated based upon RAM’s profits and participate in RAM’s pension, profit sharing and retirement plans. RAM’s profits, to some extent, depend on the accumulation of assets in the Small/Mid Cap Value Fund.

Sage Compensation.
Compensation for key decision makers is salary plus bonus based on the success of the firm in meeting its overall business and client objectives and the individual’s success in meeting their personal goals for the year.

TIM Compensation.
TIM portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest.  The overall compensation structure is reviewed annually for market competitiveness as compared to its industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM.  There are two weighted components taken into consideration for determining maximum incentive compensation amounts.  These total 100% and consist of an objective and subjective component as is further described below:

•
80% objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria.  A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager’s relative ranking.  The TIM management committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

•
20% subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g., team contributions, decision making capabilities, work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by senior management.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest.  Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features.  The interests effectively vest over a determined time period so as to provide a retention incentive.  This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

Securities Owned in the Funds by Portfolio Managers.  As of December 31, 2008, with the exception of Timothy Clift, who owned shares of the Global Bond Fund valued between $1 and $10,000, none of the portfolio managers owned any securities in the Funds.

Service Providers

Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), USBFS acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Additionally, the Administrator provides Chief Compliance Officer Services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

The Funds paid the following fees to USBFS for administration services during the fiscal period ended October 31, 2008:

Fund	Administration Fees Paid During Fiscal Period Ended October 31, 2008*
Large Cap Growth Fund	$29,024
Large Cap Value Fund	$24,537
Small/Mid Cap Growth Fund	$29,159
Small/Mid Cap Value Fund	$29,059
International Equity Fund	$29,159
Emerging Markets Equity Fund	$29,159
Global Bond Fund	$24,473
Intermediate Taxable Bond Fund	$29,059
Intermediate Municipal Bond Fund	$28,859
*  For the period from the Funds’ commencement, December 31, 2007, through October 31, 2008.

USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Custodian

Pursuant to a custodian agreement between the Trust and the Funds, U.S. Bank National Association, an affiliate of USBFS, serves as the custodian of the Funds’ assets (the “Custodian”), whereby the Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian, Distributor, Fund Accountant, Transfer Agent and Administrator are all affiliated entities under the common control of U.S. Bancorp.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Trustees.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as each Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Funds have adopted on behalf of each Fund’s Class A shares a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A shares of the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares.  Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ Class A shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

The following table reflects the principal types of activities for which Rule 12b-1 payments are made, including the dollar amount paid by each Fund during the fiscal period ended October 31, 2008:

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to broker-dealers	Compensation to sales personnel	Interest, carrying, or other financing charges	Other	Total
Large Cap Growth Fund	$0	$0	$0	$469	$0	$0	$0	$469
Large Cap Value Fund	$0	$0	$0	$509	$0	$0	$0	$509
Small/Mid Cap Growth Fund	$0	$0	$0	$868	$0	$0	$0	$868
Small/Mid Cap Value Fund	$0	$0	$0	$850	$0	$0	$0	$850
International Equity Fund	$0	$0	$0	$1,500	$0	$0	$0	$1,500
Emerging Markets Equity Fund	$0	$0	$0	$730	$0	$0	$0	$730
Global Bond Fund	$0	$0	$0	$640	$0	$0	$0	$640
Intermediate Taxable Bond Fund	$0	$0	$0	$1,294	$0	$0	$0	$1,294
Intermediate Municipal Bond Fund	$0	$0	$0	$1,497	$0	$0	$0	$1,497

Shareholder Servicing Plan

On December 12, 2007, the Board approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, each class of shares of the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the period December 31, 2007 to October 30, 2008, the Funds waived the shareholder servicing plan fees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and sub-advisory agreements, the Advisor and sub-advisors, as applicable, determine which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor and sub-advisors will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Advisor and sub-advisors consider such information, which is in addition to and not in lieu of the services required to be performed by them under their respective Agreement associated with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA.

While it is the Advisor’s and each sub-advisor’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Advisor or sub-advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor or sub-advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor or sub-advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s or sub-advisor’s overall responsibilities to the Funds.

Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Advisor or sub-advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor or sub-advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds will effect securities transactions in accordance with the best execution policies of the Advisor or sub-advisor, as applicable.  The Funds will not effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the period indicated below, the Funds paid the following in brokerage commissions:

Fund	Brokerage Commissions Paid During Fiscal Period Ended October 31, 2008
Large Cap Growth Fund	$ 1,620
Large Cap Value Fund	$ 2,600
Small/Mid Cap Growth Fund	$ 3,158
Small/Mid Cap Value Fund	$ 9,310
International Equity Fund	$10,792
Emerging Markets Equity Fund	$15,951
Global Bond Fund	$ 531
Intermediate Taxable Bond Fund	$ 1,172
Intermediate Municipal Bond Fund	$ 1,346

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor or sub-advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.  The following table provides the portfolio turnover rate for the past fiscal period:

Fund	Portfolio Turnover Rate During Fiscal Period Ended October 31, 2008
Large Cap Growth Fund	10%
Large Cap Value Fund	23%
Small/Mid Cap Growth Fund	24%
Small/Mid Cap Value Fund	29%
International Equity Fund	19%
Emerging Markets Equity Fund	84%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	50%
Intermediate Municipal Bond Fund	2%

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Advisor, in turn, has contractually delegated proxy voting authority to each Fund’s respective sub-advisor(s) for the actively managed portions of the portfolios, with the exception of the ActivePassive Large Cap Value Fund and ActivePassive Global Bond Fund, for which the Advisor has complete proxy voting responsibility. The Proxy Policies require that the Advisor and sub-advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Advisor and sub-advisor to present to the Board, at least annually, the Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor and sub-advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor and sub-advisor as involving a conflict of interest.

Each sub-advisor has adopted its own proxy voting policies and procedures, summaries of which follow this section.  The Advisor has adopted its own proxy voting policies and procedures, generally consistent with those of its proxy voting vendor, Risk Metrics Group f/k/a Institutional Shareholder Services, Inc. (“RMG”).  Accordingly, all proxies shall be submitted to RMG directly from the Custodian and available for review and vote by the Advisor’s personnel.  The Advisor will generally vote in line with RMG recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders.

Responsibility. The responsibility for administering and overseeing the proxy voting process lies with the Chief Compliance Officer (“CCO”) and President of the Advisor.

Conflict of Interest. The Advisor’s proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of a Fund.  If the Advisor detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Advisor should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on the Advisor.

Review. The Advisor’s CCO or designee will review the Advisor’s Proxy Policies and update them as necessary.

Proxy Voting Guidelines on Specific Issues.  Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreement or comparable document, and other relevant facts and circumstances at the time of the vote.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request, by calling toll-free 1-877-273-8635 and on the SEC’s website at www.sec.gov.

Ashfield Capital Partners, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Small/Mid Cap Growth Fund

I. Overview

Ashfield Capital Partners, LLC (“ACP”) currently votes proxies for some of its discretionary advisory client accounts. Most clients retain the right to vote their own proxies. ACP has outsourced the proxy voting process to RMG and adopted RMG’s Proxy Voting Guidelines.

In addition, unless the plan administrator or client accounts, which are subject to the Employment Retirement Income Security Act of 1974, as amended (“ERISA”), requires ACP to vote proxies for such accounts, the plan administrator will retain proxy voting responsibilities.

II. Rule 206(4)-6 under the Advisers Act

A. Requirements of Rule 206(4)-6

Rule 206(4)-6 makes it a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the adviser:
•
Adopts and implements written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;

•	Discloses to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•	Describes to clients the adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

B. Record-Keeping Requirements under Rule 204-2

Investment advisers that vote proxies on behalf of clients are required to maintain the following books and records:

•	Copies of the adviser’s proxy voting policies and procedures;

•	A copy of each proxy statement that the adviser receives regarding client securities. Alternatively, the adviser could rely upon obtaining a copy of a proxy statement from the SEC’s EDGAR system;

•	A record of each vote cast by the adviser on behalf of a client;

•
A copy of any document created by the adviser that was material to making a decision on how to vote proxies on behalf of clients or that memorializes the bases for that decision. For example, some advisers adopt general policies on how they will vote on certain issues; and

•
A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any written or oral request for information regarding how the adviser vote proxies on behalf of the requesting client.

III. Proxy Voting Requirements – ERISA Accounts

Typically an employee benefit plan is covered by ERISA unless it is (1) an individual retirement account or annuity established by an individual employee to which his/her employer does not contribute; (2) a plan which covers only the sole owner of a business (incorporated or unincorporated) and/or his/her spouse; (3) a partnership pension plan which covers only partners and their spouses; or (4) a governmental plan.  ERISA accounts include those established by pension plans, profit sharing and 401 (K) plans and their trusts.

The Department of Labor (“DOL”) has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents.

The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

•	Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser;

•	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures;

•
In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations.  (However, other DOL pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return); and

•
The plan administrator is required to periodically monitor the adviser’s voting activities. The monitoring activities and the voting activities (including the votes cast in each particular case) must be documented.

IV. Proxy Voting Compliance Procedures

A. Advisers Act

•	ACP currently is responsible for voting proxies for certain client accounts.

•	The Director of Client Services, who handles any conflicts of interest identified by RMG, monitors proxy voting.

•	ACP will maintain documentation on how each proxy was voted for client accounts.

•	Generally, all client proxies will be voted in the same manner.

•	Copies of actual proxies are not always maintained, but are available from the EDGAR database on the SEC’s website.

•	ACP Employees are not permitted to sit on public company boards of directors to avoid conflicts of interest.

•	ACP’s Form ADV Part II, Schedule F, has been amended to include a disclosure about how clients can obtain information on ACP’s proxy voting policies and procedures.

•	In the event that a client requests a copy of ACP’s proxy voting policies, a copy of this Policy should be provided.

•	In instances where ACP does not have voting responsibilities, ACP must immediately forward all proxy materials received by ACP to the client or to such other third party designated by the client.

B. ERISA

•	ACP’s investment management agreements for ERISA accounts will specifically address the issue of who is responsible for voting client proxies.

•	Unless the ERISA plan administrator retains proxy-voting authority, ACP is required to vote ERISA client proxies.

•
In instances where ACP does not have voting responsibility, ACP must immediately forward all proxy materials received by ACP to the client or to such other third party designated by the plan administrator.

•	In instances where ACP has voting responsibility on behalf of an ERISA client, ACP will rely on RMG to vote proxies.

Gannett, Welsh & Kotler, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Intermediate Municipal Bond Fund

Introduction

Gannett Welsh & Kotler, LLC (“GW&K”) maintains policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  As an investment adviser and fiduciary of client assets, GW&K understands that proxy voting is an integral aspect of investment management and accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment adviser.  In voting proxies, GW&K seeks to both maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interests of the affected clients.

GW&K clients will either retain proxy voting authority or delegate it to GW&K.  If a particular client for whom GW&K has investment discretion has not explicitly delegated proxy voting authority to GW&K, GW&K will vote such client’s proxies.  The following is a summary of GW&K’s policies and procedures that govern the voting of proxies in situations where GW&K is responsible for such voting.

Proxy Voting Policies

GW&K has contracted with RMG, an independent third party service provider, to provide proxy voting services.  GW&K engaged RMG as its proxy voting agent to:

(1)	Conduct in-depth proxy research;

(2)	Process and execute all proxies received in connection with the underlying securities held by GW&K’s clients in a timely manner;

(3)	Maintain appropriate records of proxy voting and provide copies of such records to GW&K upon request;

(4)	Maintain a record of all proxy votes cast on behalf of GW&K’s clients; and

(5)	Handle other administrative functions of proxy voting.

GW&K has adopted RMG’s pre-determined proxy voting policy guidelines as its own and votes GW&K’s clients’ proxies (for those clients for whom it has proxy voting authority) in accordance with those policy guidelines.  GW&K reserves the right to cast votes contrary to RMG’s proxy voting guidelines if it deems it necessary and in the best interest of its clients to do so.

A copy of the current RMG U.S. Proxy Voting Guidelines Summary (the “Guidelines”) can be found on RMG’s website at www.riskmetrics.com. From this website, click on the Governance Services tab and under “Enabling Governance,” click on “RiskMetrics Policy Gateway.”  Next click on “2008 Policy Information” and under “2008 U.S. Policy,” click on “Download 2008 U.S. Proxy Voting Guidelines Summary.”  Clients may also obtain a copy of the proxy voting guidelines by submitting a written request to:  Proxy Policy Administrator, Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, MA 02116.

GW&K reserves the right to add its own guidelines in addition to RMG’s guidelines.  GW&K may amend these Proxy Voting Policies and Procedures from time to time.

Except in instances where a GW&K’s client retains proxy voting authority, GW&K instructs custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RMG to vote the proxies.  GW&K updates RMG’s client list on a periodic basis.

Proxy Voting Procedures

GW&K is responsible for the administration of proxy voting for its clients whom GW&K has proxy voting authority.  The following is a summary of the procedures that govern the voting of proxies.  GW&K will ensure that it:

(1)
will vote clients’ proxies (i) if a client has delegated proxy voting authority to GW&K; or (ii) if GW&K has investment discretion for an account and that client has not explicitly retained proxy voting authority;

(2)	will vote all proxies in a manner that GW&K believes is in the best interests of its clients as shareholders, i.e., to maximize economic value;

(3)	may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot;

(4)	will identify and resolve all material proxy-related conflicts of interest between itself or RMG and its clients in the best interest of the client;

(5)
will provide clients, upon written request, with copies of its proxy voting policy and procedures, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients;

(6)	will annually review proxy voting records to ensure that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared, disseminated and retained;

(7)	will conduct a periodic review, no less often than annually of the voting records to ensure that all eligible clients’ proxies are voted in accordance with the adopted guidelines; and

(8)	will annually review the adequacy of the proxy voting policies and procedures as well as RMG’s guidelines to ensure the effectiveness of their implementation.

Responsibility and Oversight

GW&K is responsible for administering and overseeing the proxy voting policies and procedures, including the review and approval of the adopted RMG guidelines.  GW&K has delegated certain proxy voting responsibilities to RMG.  GW&K will oversee RMG to ensure that it is fulfilling its obligations with respect to these policies and procedures.  RMG may, from time to time, refer proxy questions to GW&K for instructions under various circumstances.  These circumstances may include, among others: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis.  GW&K will defer to the Proxy Voting Committee (the “Committee”), in certain situations to determine how a proxy should be voted.  In addition to addressing situations where there are material conflicts of interest, the Committee will also be responsible for annually reviewing these Proxy Voting Policies and Procedures.

Periodically, but no less frequently than annually, GW&K will monitor votes cast by RMG on behalf of GW&K to ensure that such votes are (i) consistent with the proxy voting guidelines published by RMG; (ii) that all ballots are being delivered properly and promptly to RMG; and (iii) ensure that RMG has an updated list of accounts to ensure all votes are being cast for all GW&K clients.

The Committee will meet on an as needed basis to review any material conflicts of interest or any special factors or circumstances that require the Committee’s review.  The Committee will review the issue(s) and direct RMG how to vote the proxies.

Conflicts of Interest

GW&K has an agreement with an independent proxy voting agent, RMG, and has adopted RMG’s proxy voting policies which provide pre-determined guidelines for voting proxies.  The intent of these proxy guidelines is to remove discretion that GW&K may have to interpret how to vote proxies in cases where GW&K has a material conflict of interest.  By adhering to these pre-determined guidelines GW&K may remove conflicts of interest that could affect the outcome of a vote.

Occasions may also arise where RMG itself may have a material conflict of interest with respect to a proxy vote that it is voting on GW&K’s clients’ behalf.  In those situations, RMG is obligated to fully or partially abstain from voting the proxy and GW&K’s Proxy Voting Committee will provide the voting recommendation after a review of the vote(s) involved.  GW&K’s Chief Compliance Officer will also become involved in any other situation, though expected to be rare, where GW&K takes voting discretion from RMG.

In both of the preceding circumstances, GW&K will work to ensure that prior to a vote being made, conflicts of interest are identified and material conflicts are properly addressed such that the proxy may be voted in the best interest of its clients.

Recordkeeping

In accordance with Rule 204-2, as amended, GW&K will retain all legally required records relating to the implementation of these proxy voting policies and procedures, including:

(1)	a copy of these policies and procedures and any amendments thereto which shall be made available to clients, upon request;

(2)
a record of each vote cast and a copy of all records relating to voting proxies or that is material to making a decision on how to vote proxies, or that summarizes that decision; (all records are retained by RMG on GW&K’s behalf); and

(3)
a copy of each written request from a client for information on how GW&K voted such client’s proxies, and a copy of any written response to any (written or oral) request from a client for information on how GW&K voted its proxies or for any such proxy records.

Disclosure

Clients may obtain a copy of GW&K’s proxy policies and procedures and information about how GW&K voted proxies for securities held in their account(s) by submitting a written request to:  Proxy Policy Administrator, Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, MA 02116.

Invesco Aim Advisors, Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive International Equity Fund

Invesco Aim Proxy Voting Guidelines
(Effective as of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, “Invesco Aim”).

Introduction

Our Belief
The AIM Funds Boards of Trustees and Invesco Aim’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco Aim’s typical investment horizon.

Proxy voting is an integral part of Invesco Aim’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

Proxy administration

The Invesco Aim Proxy Committee (the “Proxy Committee”) consists of members representing Invesco Aim’s Investments, Legal and Compliance departments. Invesco Aim’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Aim Proxy Voting Guidelines

I.	Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders.  Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

•
Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim’s investment thesis on a company.

•
Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•
Auditors and Audit Committee members. Invesco Aim believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•
Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•
Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•
Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•
Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•
Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.	Incentives
Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

•
Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•
Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•
Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•
Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.	Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.	Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Shareholder Proposals on Corporate Governance
Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII.	Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim’s typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.	Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs
One reason that some portion of Invesco Aim’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”
Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines
Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim’s products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each AIM Fund are available Invesco Aim’s web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Hansberger Global Investors, Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Emerging Markets Equity Fund

Hansberger Global Investors, Inc. (“HGI”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans (“plans”) subject to the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”). This document sets forth HGI’s policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the U.S. Investment Advisers Act of 1940, as amended. Specifically, Rule 206(4)-6 requires that we:

• Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;
• Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and
• Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

A. Objective

Where HGI is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, HGI generally votes in accordance with the recommendations of RMG (see discussion below) on these issues, although, on occasion HGI abstains from voting on these issues.

When making proxy-voting decisions, HGI generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by HGI.1 The Guidelines, which have been developed with reference to the positions of RMG, set forth HGI’s positions on recurring issues and criteria for addressing non-recurring issues and incorporates many of RMG’s standard operating policies.

B. Accounts for Which HGI Has Proxy Voting Responsibility

HGI generally is responsible for voting proxies with respect to securities selected by HGI and held in client accounts. HGI’s form Investment Advisory Agreement provides clients with an alternative as to whether the client or HGI will be responsible for proxy voting. However, HGI does not vote proxies for securities not selected by HGI but that are nevertheless held in a client account or where HGI otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA plans. Where authority to manage ERISA plan assets has been delegated to HGI, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed HGI has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA plan should:

•	be in writing;
•	state that HGI is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and
•	be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

C. Adherence to Client Proxy Voting Policies

Although clients do not always have proxy-voting policies, if a client has such a policy and instructs HGI to follow it, HGI is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the client or otherwise imprudent or unlawful. In the case of ERISA plans, HGI, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

HGI must, to the extent possible, comply with each client’s proxy voting policy. If such policies conflict, HGI may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, for example (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D. Arrangement with RMG

HGI presently uses RMG to assist in voting proxies. RMG is a premier proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. RMG’s primary function with respect to HGI is to apprise HGI of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

Although we may consider RMG’s and others’ recommendations on proxy issues, HGI bears ultimate responsibility for proxy voting decisions. For ERISA plans for which HGI votes

For this purpose, HGI generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member firm may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine) proxies, HGI is not relieved of its fiduciary responsibility by following directions of RMG or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

E. Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of HGI’s clients and the interests of HGI and its employees.  HGI must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict.  For example, conflicts of interest may arise when:

• Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with HGI;2
• A proponent of a proxy proposal has a business relationship with HGI;
• HGI has business relationships with participants in proxy contests, corporate directors or director candidates;

HGI’s Proxy Voting Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the Chief Compliance Officer and may be required to recuse him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for resolution. Application of the Guidelines or voting in accordance with the RMG vote recommendation should, in most cases, adequately address any possible conflicts of interest.

F. Special Issues with Voting Foreign Proxies

Although HGI has arrangements with RMG, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

•
To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. HGI may refrain from voting shares of foreign stocks subject to blocking restrictions where, in HGI’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•
Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•	Lack of a “proxy voting service” by custodians in certain countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA plan), HGI may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

G. Reports

HGI’s Form ADV, Part II sets forth how clients may obtain information from HGI about how we voted proxies with respect to their securities. If requested, HGI provides clients with periodic reports on HGI’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA plans, the named fiduciary that appointed HGI is required to monitor periodically HGI’s activities, including our decisions and actions with regard to proxy voting. Accordingly, HGI provides these named fiduciaries on request with reports to enable them to monitor HGI’s proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

H. Operational Procedures

HGI’s Investment Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Operations Group works with RMG, the proxy voting service, and is responsible for ensuring that meeting notices are reviewed and proxy matters are communicated to the portfolio managers or research analysts for consideration and voting recommendations. The Proxy Administrator is also responsible for fielding questions regarding a proxy vote from RMG, and soliciting feedback from the portfolio managers and, or research analysts covering the company.

The Proxy Administrator will process proxies of a routine nature in accordance with HGI’s Proxy Voting Guidelines when the vote recommendation from RMG and company management are in agreement on how the proposal should be voted. A response or feedback from the portfolio manager or research analyst covering the company will be solicited in writing by the Proxy Administrator when proposals are not covered by the Guidelines, ISS recommends a vote contrary to company management, or the Guidelines are unclear on how a proxy should be voted. Responses from portfolio managers and research analysts are required to be in writing and are maintained by the Proxy Administrator. The Proxy Administrator is responsible for the actual submission of the proxies in a timely fashion.

A portfolio manager or research analyst may submit a proxy recommendation to the Proxy Administrator for processing contrary to the Guidelines or RMG vote recommendation if he or she determines that it is in the best interest of clients. Portfolio managers or research analysts who submit voting recommendations inconsistent with the Guidelines or RMG vote recommendations are required to document the rationale for their recommendation. The Proxy Voting Committee will review the recommendation in order to determine whether the portfolio manager’s or research analyst’s voting rationale appears reasonable and in the best interests of clients. If the Proxy Voting Committee does not agree that the portfolio manager’s or research analyst’s rationale is reasonable and in the best interests of clients, the Proxy Voting Committee will vote the proxy and document the reason(s) for its decision. The Proxy Administrator is responsible for maintaining the documentation provided by portfolio managers, research analysts, and the Proxy Voting Committee, and assuring that it adequately reflects the basis for any recommendation or vote that is cast in opposition to the Guidelines or RMG vote recommendation.

I. Securities Subject to Lending Arrangements

For various legal or administrative reasons, HGI, customarily and typically does not, and is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. HGI will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, HGI may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in HGI’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

Riazzi Asset Management, LLC
Proxy Voting Policies & Procedures
Sub-Advisor to the ActivePassive Small/Mid Cap Value Fund

Pursuant to provisions of the U.S. Securities and Exchange Commission Rule 206 (4)-6 and amendments to the existing Rule 204-2 under the Investment Adviser’s Act of 1940; Final Rule

Last update:  June 1, 2007

Rule 206(4)-6, Proxy Voting

Under rule 206(4)-6, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

When is Riazzi Asset Management, LLC Subject to the Rule

The rule will apply to the firm when the adviser's voting authority is assigned in writing by the client.  The rule does not apply, however, in instances where the firm provides clients with advice about voting proxies but does not have authority to vote the proxies.

Policies and Procedures

Riazzi Asset Management, LLC has established policies and procedures, specifically for voting proxies.  First and foremost, all proxy voting must be carried out with the best interests of the firm’s clients in mind.

Voting Client Proxies

If a client account is subject to the Employee Retirement Security Act of 1974 (“ERISA”) decisions on voting of proxies for the securities in the portfolio will be made by Riazzi Asset Management, LLC unless specifically reserved to the trustee of the client’s account or a named fiduciary of the client’s account.

If the account is a discretionary non-ERISA account, decisions on voting of proxies will be made by Riazzi Asset Management, LLC unless the client specifically directs otherwise.

Riazzi Asset Management, LLC will designate authorized persons from time to time who will have the authority to sign.

The designated person will always vote proxies in the best economic interest of the client. However, the designated person can consider other factors by agreement with the client or to comply with statutory requirements.

Riazzi Asset Management, LLC has informed any ERISA plan sponsors and its trustees, bank custodians, and broker-dealer custodians of the requirement that all proxies be forwarded to the firm.  Riazzi Asset Management, LLC makes periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. The firm will determine whether or not it is in the client’s best interest to refrain from voting a proxy, such as when it is determined that the cost of voting the proxy exceeds the expected benefit to the client.

Resolving Conflicts of Interest

From time to time, the Advisor may have a conflict of interest in voting proxies.  In these instances, it is Riazzi Asset Management, LLC’s policy to disclose any conflicts of interest to the client and obtain their feedback and consent before voting.  If consent is not granted, Riazzi Asset Management, LLC will abstain from voting and notify the client first verbally and then in writing.  The firm will maintain a record of this written notification.

Client Disclosures

Upon request, either written or verbal, Riazzi Asset Management, LLC must disclose to clients the actual proxy votes cast on the client’s behalf.  The firm will disseminate this information in hard copy, either via email (.pdf format), fax, or mail.

Upon request, either written or verbal, Riazzi Asset Management, LLC must provide clients with a copy of these policies and procedures, either via email (.pdf format), fax, or mail.

Rule 204-2, Recordkeeping

All proxy-related records must be maintained for five years, at the principal place of business for at least the first two and optionally at an off-site storage facility for the remaining three years.  The following documents must and will be retained by Riazzi Asset Management, LLC: (i) proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of clients; (iv) records of client requests for proxy voting information and Riazzi Asset Management, LLC’s response (including written notification of a conflict of interest and subsequent recourse), and (v) any documents prepared by Riazzi Asset Management, LLC that were material to making a decision how to vote, or that memorialized the basis for the decision.

Sage Advisory Services Ltd. Co.
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Intermediate Taxable Bond Fund

Sage is a fixed income investment manager and does not manage any client accounts with equities that would require a proxy vote.  Holders of corporate fixed income obligations, as a matter of practice, do not vote proxies at any annual or special shareholders’ meetings as do the holders of common stock.

Proxies
Sage, in limited situations, may receive a proxy to vote as a result of a client holding in fixed income corporate obligations.  These proxy votes are event driven, such as a corporate bankruptcy/reorganization; pre-packaged bankruptcy proceeding; debt exchange offers resulting from mergers, acquisitions or divestures; consents for changes in the debt’s indenture provisions or tender offers for the outstanding debt issue.  The proxies generally come in the form of a prospectus from the dealer managers, agents or trustees.  In the universe of investment grade corporate obligations, proxies are not a recurring event such as annual shareholder meetings.

Policies and Procedures
In the event a proxy is received, all clients holding the respective corporate obligation are listed and Sage verifies that we have received a proxy to vote each client’s holding.  The prospectus is reviewed and analyzed by our research department and the options are discussed at the investment committee meetings.  The review and analysis encompasses any prospective change to the issue’s credit rating as a result of the proposed indenture amendment/consent/exchange offer; change in structural seniority/subordination; cash flow; interest rate; maturity; collateral; and what is in the best interest of the client.  In addition to Sage’s internal review and analysis, the firm may review externally prepared analyses as it relates to the proposed transaction.  Unless otherwise instructed in writing by the client or client’s consultant/advisor the proxy is voted the same across the board for all accounts holding that security in a particular investment style.  This procedure avoids any conflicts of interest.  A memo for the file is prepared and kept with the results for each proxy voted along with the client holdings.  Files are maintained by proposed event containing the prospectuses received, the memo to the file and the how the client proxies were voted.

Transamerica Investment Management, LLC
Summary of Proxy Voting Policy
Sub-Advisor to the Active Passive Large Cap Growth Fund
Revised July 14, 2008

Guidelines

TIM has adopted proxy voting policy guidelines (the “Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots.

The Committee is responsible for the ongoing review and revision of the Guidelines, with such advice, participation and research as the Committee deems appropriate from TIM portfolio managers, independent third parties or other knowledgeable interested parties. The Guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

The Committee is responsible for determining how the Guidelines will be applied to specific proxy votes, given all the facts and circumstances. With respect to any particular proxy issue, the Committee may elect to vote contrary to the Guidelines if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of TIM’s clients.

Independent Third Party

TIM maintains the services of a qualified independent third party (currently RMG) to provide guidance on proxy voting issues, analyze proxy statements on behalf of the accounts TIM manages and recommend proxy votes generally in accordance with the Guidelines. TIM will consider the research provided by RMG when making voting decisions on proxy issues. TIM also receives Research Papers from Glass Lewis with respect to issuers and proxy voting recommendations. However, the final determination on voting rests with TIM.

Any requests for deviations from an RMG voting recommendation must be reported to the Compliance Department where an assessment will be made as to whether a potential or actual conflict of interest has impacted the request and whether the issue should be reported to the Committee for further consideration before the vote is made.

Proxy Voting Committee

The Committee has responsibility for ensuring that proxy votes on behalf of TIM’s clients are made in accordance with TIM’s proxy voting policy.

The Committee has general responsibility for determining how to address proxy votes made on behalf of all TIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In carrying out this responsibility, the Committee shall seek to ensure that proxy votes are made solely in the best interest of clients and are determined in a manner free from unwarranted or inappropriate influences. The Committee also oversees the overall administration of proxy voting for TIM accounts. The Committee may delegate day-to-day administrative responsibilities to other TIM personnel and/or outside service providers, as appropriate.

Issues will be raised to the Committee when needed and as appropriate to effectively carry out TIM's proxy policy. If necessary, the Committee may review written materials pertinent to the vote at hand and may hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote.

The Committee also may review vote recommendations from RMG or any other independent third party, particularly when questions are raised by portfolio managers or analysts on possible conflicts of interest.

The Committee will document its basis for (a) any determination to vote a particular proxy in a manner contrary to the Guidelines, (b) any determination to vote a particular proxy in a non-uniform manner among TIM accounts and (c) any other material determination made by the Committee.

The Committee meets on a semi-annual and on an as-needed basis. Committee members may meet either in person or via teleconference. The Committee will consist of at least one portfolio manager, the Chief Compliance Officer and other staff members of TIM as the Committee may designate from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

Conflicts of Interest

When voting proxies, TIM must consider the interests of its clients and not its own interests. TIM recognizes that potential or actual material conflicts may arise between the interests of TIM and its clients that must be properly addressed and resolved before TIM votes. To address these concerns, the Committee identifiers conflicts of interest and resolves them in order to avoid any impropriety or the appearance of impropriety.

Identifying Conflicts of Interest

All conflicts of interest shall be brought to the Committee’s attention for resolution.  The following situations may give rise to a conflict of interest:

•	an employee has a relationship with the issuer;
•	the issuer is an AEGON or Transamerica affiliate; or
•	any matter involving a client that generates substantial revenue for TIM, any client that is also an owner of TIM, or any other issue that the Committee determines is an actual or potential conflict.

Assessing Materiality of Conflicts of Interest and Addressing Material Conflicts of Interest

A.
The Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence TIM’s decision-making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy or any executive officer of that issuer has a client relationship with TIM of the type described above. All other materiality determinations will be based on an assessment of the particular facts and circumstances.

B.	If the Committee determines that a conflict of interest is not material, TIM may vote the proxies notwithstanding the existence of the conflict.

C.	If the Committee determines that a conflict of interest is material, one or more of the following methods may be used to resolve the conflict, including:

•	voting in accordance with the recommendation of RMG or another independent third party;

•	disclosing the conflict to the client and obtaining its consent before voting;

•	suggesting to the client that it engage another party to vote the proxy on its behalf;

·	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

•	such other method as is deemed appropriate under the circumstances, given the nature of the conflict.

The Committee will periodically review and assess RMG’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

The Minutes of the Committee meetings shall document the method used to resolve material conflicts of interest.

Provision of TIM’s Proxy Voting Policy
Advisers are required to disclose to clients the means by which they can obtain information from the adviser on how their securities were voted. Advisers also are required to describe their proxy voting policies and procedures to clients and upon request provide clients with a copy of those policies.

TIM will make the required disclosures in its Form ADV Part II, which is sent to all prospective clients and made available to all current clients upon request. TIM also will make available to all clients a copy of its proxy voting policy by maintaining a current version of the policy on its website at www.timllc.com. A copy of the policy will be mailed to any client at any time upon request.
Upon request from a client, the Compliance Department will coordinate with the appropriate officer of the client to provide a record of the pertinent portion of TIM’s proxy voting record.

Recordkeeping

The Compliance Department shall maintain the following records relating to proxy voting:

•	a copy of this policy;

•	a copy of the Guidelines;

•	the Minutes of the Committee meetings relating to the identification and resolution of any conflicts of interest;

•	any documents created by TIM that were material to a proxy voting decision or that memorialized the basis for that decision; and

•
a copy of each written client request for information on how TIM voted proxies on behalf of the client, and a copy of any written response by TIM to any (written or oral) client request for information on how TIM voted proxies on behalf of the requesting client.

RMG shall maintain a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in TIM’s principal place of business. The location of all such records shall be documented in accordance with the AEGON record retention program.

In lieu of keeping copies of proxy statements, TIM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains a portfolio holdings disclosure policy (the “Disclosure Policy”) that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. This Disclosure Policy has been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Disclosure Policy, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and CapitalBridge, Inc., all of which may receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; sub-advisors, and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor or sub-advisors, their affiliates or employees, nor the Funds may receive compensation in connection with the disclosure of information about a Fund’s portfolio securities.  In the event of a conflict between the interests of a Fund and the interests of the applicable sub-advisors, Advisor or an affiliated person of the Advisor or sub-advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, applicable sub-advisors, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Net Asset Value	=	NAV Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities, including ADRs, GDRs and EDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase shares of the Funds as described in the Funds’ Prospectuses.  The Funds may be purchased by investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors and broker-dealers in which the Advisor provides advisory services.  The public offering price of Fund shares in these programs is the NAV per share.  You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at that Fund’s NAV per share next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds.

How to Sell Shares and Delivery of Redemption Proceeds

Fund shares can be sold any day the NYSE is open for regular trading.  Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by USBFS of the written request in proper form except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.

In-Kind Purchases and Redemptions

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s net asset value.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

Dealer Reallowance

The Dealer Reallowance for Class A shares is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $25,000	5.75%	6.10%	5.75%
$25,000 but less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00%	0.00%	0.00%

Breakpoints/Volume Discounts and Sales Charge Waivers

Please read the Funds’ Prospectuses for information on breakpoints, volume discounts, and sales charge waivers, if any.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing of distributions.  The Funds’ policy is to distribute to their shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year, (ii) at least 98% of the excess of their realized capital gains over their realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectuses have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

The capital loss carryforwards at October 31, 2008, which may be carried over to offset future capital gains and expires on October 31, 2016, were:

Fund	Capital Loss Carryforward Expires October 31, 2016
Large Cap Growth Fund	$(54,521)
Large Cap Value Fund	$(44,522)
Small/Mid Cap Growth Fund	$(181,039)
Small/Mid Cap Value Fund	$(645,688)
International Equity Fund	$(247,922)
Emerging Markets Equity Fund	$(614,358)
Global Bond Fund	$0
Intermediate Taxable Bond Fund	$(17,404)
Intermediate Municipal Bond Fund	$0

DIVIDENDS AND DISTRIBUTIONS

The Funds will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Funds may realize from dispositions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Funds have only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

CODES OF ETHICS

The Trust, the Advisor, the sub-advisors, and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor, sub-advisors and Distributor to invest in securities that may be purchased or held by each Fund.

FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal period ended October 31, 2008, is a separate document supplied upon request and the financial statements and accompanying notes of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX

DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues.  The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA --very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

-	Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

-	Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

-	SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

-	SP-2 Satisfactory capacity to pay principal and interest.

-	SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

-
MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

-	MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

-
MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

-
MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PART C

ADVISORS SERIES TRUST

ActivePassive Large Cap Growth Fund	ActivePassive Emerging Markets Equity Fund
ActivePassive Large Cap Value Fund	ActivePassive Global Bond Fund
ActivePassive Small/Mid Cap Growth Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Value Fund	ActivePassive Intermediate Municipal Bond Fund
ActivePassive International Equity Fund

OTHER INFORMATION

Item 23.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996 and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002 were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement between the Trust and FundQuest Incorporated – filed herewith.

(i)	Investment Sub-Advisory Agreement between A I M Advisors, Inc. and FundQuest Incorporated with respect to the ActivePassive International Equity Fund – filed herewith.

(ii)	Investment Sub-Advisory Agreement between Ashfield Capital Partners, LLC and FundQuest Incorporated with respect to the ActivePassive Small/Mid Cap Growth Fund – filed herewith.

(iii)	Investment Sub-Advisory Agreement between C.S. McKee, L.P. and FundQuest Incorporated with respect to the ActivePassive Large Cap Value Fund – filed herewith.

(iv)	Investment Sub-Advisory Agreement between Gannett Welsh & Kotler, LLC and FundQuest Incorporated with respect to the ActivePassive Intermediate Municipal Bond Fund – filed herewith.

(v)	Investment Sub-Advisory Agreement between Hansberger Global Investors, Inc. and FundQuest Incorporated with respect to the ActivePassive Emerging Markets Equity Fund – filed herewith.

(vi)	Investment Sub-Advisory Agreement between Riazzi Asset Management, LLC and FundQuest Incorporated with respect to the ActivePassive Small/Mid Cap Value Fund – filed herewith.

(vii)	Investment Sub-Advisory Agreement between Sage Advisory Services, Ltd. Co. and FundQuest Incorporated with respect to the ActivePassive Intermediate Taxable Bond Fund – filed herewith.

(viii)	Investment Sub-Advisory Agreement between Transamerica Investment Management, LLC and FundQuest Incorporated with respect to the ActivePassive Large Cap Growth Fund – filed herewith.

(e)	Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)	Amendment to Custody Agreement – filed herewith.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(ii)
Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Accounting Servicing Agreement – filed herewith.

(iv)	Operating Expenses Limitation Agreement – filed herewith.

(1)	First Amendment to Operating Expenses Limitation Agreement – filed herewith.

(v)	Power of Attorney was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(vi)	Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(i)	Legal Opinion – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreements were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Distribution Plan was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(n)	Multiple Class (Rule 18f-3) Plan – filed herewith.

(o)	Reserved.

(p)	Code of Ethics

(i)
Code of Ethics for Ashfield Capital Partners, LLC was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(ii)	Code of Ethics for C.S. McKee, L.P. was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(iii)	Code of Ethics for Advisor – FundQuest Incorporated – filed herewith.

(iv)
Code of Ethics for Gannett Welsh & Kotler, LLC was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(v)
Code of Ethics for Hansberger Global Investors, Inc. was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(vi)	Code of Ethics for Invesco Aim Advisors, Inc. – filed herewith.

(vii)	Code of Ethics for Registrant was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008 and is incorporated herein by reference.

(viii)	Code of Ethics for Riazzi Asset Management, LLC – filed herewith.

(ix)
Code of Ethics for Sage Advisory Services, Ltd. Co. was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(x)
Code of Ethics for Transamerica Investment Management, LLC was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(xi)
Code of Ethics for Access Persons of Quasar Distributors, LLC was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser

With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-43579) dated March 10, 2008.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Ashfield Capital Partners, LLC (“Ashfield”), sub-advisor to the ActivePassive Small/Mid Cap Growth Fund, the response to this Item is incorporated by reference to Ashfield’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-67426), dated June 19, 2008.  Ashfield’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to C.S. McKee, L.P. (“McKee”), sub-advisor to the ActivePassive Large Cap Value Fund, the response to this Item is incorporated by reference to McKee’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60927), dated August 1, 2008.  McKee’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Gannett, Welsh & Kotler, LLC (“GWK”), sub-advisor to the ActivePassive Intermediate Municipal Bond Fund, the response to this Item is incorporated by reference to GWK’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-61559), dated October 7, 2008.  GWK’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Hansberger Global Investors, Inc. (“Hansberger”), sub-advisor to the ActivePassive Emerging Markets Equity Fund, the response to this Item is incorporated by reference to Hansberger’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-46059), dated July 22, 2008.  Hansberger’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Invesco Aim Advisors, Inc. (“Invesco”), sub-advisor to the ActivePassive International Equity Fund, the response to this Item is incorporated by reference to Invesco’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-12313), dated August 11, 2008.  Invesco’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Riazzi Asset Management, LLC (“RAM”), sub-advisor to the ActivePassive Small/Mid Cap Value Fund, the response to this Item is incorporated by reference to RAM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-67845), dated January 7, 2009.  RAM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Sage Advisory Services, Ltd. Co. (“Sage”), sub-advisor to the ActivePassive Intermediate Taxable Bond Fund, the response to this Item is incorporated by reference to Sage’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-52937), dated March 19, 2008.  Sage’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Transamerica Investment Management, LLC (“TIM”), sub-advisor to the ActivePassive Large Cap Growth Fund, the response to this Item is incorporated by reference to TIM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-57089), dated January 29, 2009.  TIM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
Fairholme Funds, Inc.	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Quaker Investment Trust
Fort Pitt Capital Funds	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	Rockland Funds Trust
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Underlying Funds Trust
Hennessy Funds Trust	USA Mutuals Funds
Hennessy Funds, Inc.	Wexford Trust
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	Trustee, Chairman and Chief Executive Officer
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)	Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	FundQuest Incorporated One Winthrop Square Boston, MA 02110
Ashfield Capital Partners, LLC (sub-advisor)	Ashfield Capital Partners, LLC 750 Battery Street, Suite 600 San Francisco, CA 94111
C.S. McKee, L.P. (sub-advisor)	C.S. McKee, L.P. One Gateway Center, 8th Floor Pittsburgh, PA 15222
Gannett Welsh & Kotler LLC (sub-advisor)	Gannett Welsh & Kotler LLC 222 Berkeley Street, 15th Floor Boston, MA 02116
Hansberger Global Investors, Inc. (sub-advisor)	Hansberger Global Investors, Inc. 401 East Las Olas Boulevard, Suite 1700 Fort Lauderdale, FL 33301-2230
Invesco Aim Advisors, Inc. (sub-advisor)	Invesco Aim Advisors, Inc. 11 Greenway Plaza, Ste 100 Houston, TX 77046-1173
Riazzi Asset Management, LLC (sub-advisor)	Riazzi Asset Management, LLC 2331 Far Hills Avenue, Suite 200 Dayton, OH 45419
Sage Advisory Services, Ltd. Co. (sub-advisor)	Sage Advisory Services, Ltd. Co. 5900 Southwest Parkway Building 1, Suite 100 Austin, TX 78735
Transamerica Investment Management, LLC (sub-advisor)	Transamerica Investment Management, LLC 11111 Santa Monica Blvd, Suite 820 Los Angeles, CA 90025
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

 Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 280 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 280 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on the 27th day of February, 2009.

Advisors Series Trust

By: /s/Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 280 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Michael D. LeRoy*	Trustee	February 27, 2009
Michael D. LeRoy

Donald E. O’Connor*	Trustee	February 27, 2009
Donald E. O’Connor

George Rebhan*	Trustee	February 27, 2009
George Rebhan

George T. Wofford*	Trustee	February 27, 2009
George T. Wofford

Joe D. Redwine*	Chairman, Trustee and Chief	February 27, 2009
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	February 27, 2009
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	February 27, 2009
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		February 27, 2009
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement – FundQuest Incorporated	EX.99.d
Investment Sub-Advisory Agreement –A I M Advisors, Inc.	EX.99.d.i.
Investment Sub-Advisory Agreement – Ashfield Capital Partners, LLC	EX.99.d.ii
Investment Sub-Advisory Agreement – C.S. McKee, L.P.	EX.99.d.iii
Investment Sub-Advisory Agreement – Gannett Welsh & Kotler LLC	EX.99.d.iv
Investment Sub-Advisory Agreement – Hansberger Global Investors, Inc.	EX.99.d.v
Investment Sub-Advisory Agreement – Riazzi Asset Management, LLC	EX.99.d.vi
Investment Sub-Advisory Agreement – Sage Advisory Services, Ltd. Co.	EX.99.d.vii
Investment Sub-Advisory Agreement – Transamerica Investment Management, LLC	EX.99.d.viii
Distribution Agreement	EX.99.e
Amendment to Custody Agreement	EX.99.g.i
Amendment to Fund Administration Servicing Agreement	EX.99.h.i.1
Amendment to Transfer Agent Servicing Agreement	EX.99.h.ii.1
Amendment to Fund Accounting Servicing Agreement	EX.99.h.iii.1
Operating Expenses Limitation Agreement	EX.99.h.iv
First Amendment to Operating Expenses Limitation Agreement	EX.99.h.iv.1
Legal Opinion	EX.99.i
Consent of Independent Registered Public Accounting Firm	EX.99.j
Multiple Class (Rule 18f-3) Plan	EX.99.n
Code of Ethics for FundQuest Incorporated	EX.99.p.iii
Code of Ethics for Invesco Aim Advisors, Inc.	EX.99.p.vi
Code of Ethics for Riazzi Asset Management, LLC	EX.99.p.viii